As filed with the U.S. Securities and Exchange Commission

on October 26, 2012

Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ☐

Post-Effective Amendment No. 84 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 87 ☑

(Check appropriate box or boxes)

Global X Funds

(Exact Name of Registrant as Specified in Charter)

623 Fifth Avenue, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor
New York, NY 10022
(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global X Top Guru Holdings Index ETF

NYSE Arca, Inc: GURU

Global X Value Guru Holdings Index ETF*

NYSE Arca, Inc: [  ]

Global X Activist Investor Holdings Index ETF*

NYSE Arca, Inc: [  ]

Prospectus

October 26, 2012

*Not open for investment.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares in a Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in a Fund involve investment risks, including the loss of principal.

fund summaries	1

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS	17

PORTFOLIO HOLDINGS INFORMATION	23

FUND MANAGEMENT	23

DISTRIBUTOR	25

BUYING AND SELLING fund SHARES	25

FREQUENT TRADING	26

DISTRIBUTION AND SERVICE PLAN	26

DIVIDENDS AND DISTRIBUTIONS	26

taxes	27

DETERMINATION OF NET ASSET VALUE	31

PREMIUM/DISCOUNT INFORMATION	32

TOTAL RETURN INFORMATION	32

INFORMATION REGARDING THE UNDERLYING INDEXES AND THE INDEX PROVIDER	33

OTHER SERVICE PROVIDERS	34

FINANCIAL HIGHLIGHTS	34

OTHER INFORMATION	36

Fund Summaries

Global X Top Guru Holdings Index ETF

Ticker: GURU Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X Top Guru Holdings Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Top Guru Holdings Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Total Annual Fund Operating Expenses:	0.75%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$77	$240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From commencement of operations on June 4, 2012 to the most recent fiscal year end, the Fund’s portfolio turnover rate was 1.90% of the average value of its portfolio.

1      “Other Expenses” reflect estimated expenses for the Fund’s current fiscal year.

1

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs based on the securities in the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG (the “Index Provider”) characterizes as hedge funds.

Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process. As of April 30, 2012, there were 68 hedge funds used to select their top holdings for the Underlying Index.

Once the hedge fund pool has been determined, the Index Provider utilizes 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the 13F filing timeline. As of October 1, 2012, the Underlying Index had 50 constituents.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Structured Solutions AG. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

2

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

3

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risk Related to Form 13F Data: The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

4

Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 16 of the Prospectus.

5

Global X Value Guru Holdings Index ETF

Ticker: [  ] Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X Value Guru Holdings Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Value Guru Holdings Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.65%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Total Annual Fund Operating Expenses:	0.65%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$66	$208

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

1      “Other Expenses” reflect estimated expenses for the Fund’s current fiscal year.

6

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of U.S. listed equity positions reported on Form 13F by a select group of the entities that Structured Solutions AG (the “Index Provider”) characterizes as premier value investors.

Value investors are selected from a universe of investors that aim to buy securities that appear undervalued based on fundamental analysis, as defined by the Index Provider. The Index Provider applies a number of criteria to narrow the pool of investors to a small group that has demonstrated an outstanding long-term performance track record. Value investors must have minimum reported holdings of $1 billion in their form 13F to be considered for the Underlying Index. As of April 30, 2012, there were 20 value investors used for the construction of the Underlying Index.

Once the pool of value investors has been determined, the Index Provider utilizes 13F filings to compile the largest two position increases from each of these investors. Position increases are subject to minimum sizes to be considered. Positions will be sold when they decrease materially in subsequent 13F reports. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the 13F filing timeline. As of April 30, 2012, the Underlying Index had 42 constituents.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Structured Solutions AG. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

7

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

8

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risk Related to Form 13F Data: The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

9

Small- and Mid-Capitalization Companies Risk: Small and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 16 of the Prospectus.

10

Global X Activist Investor Holdings Index ETF

Ticker: [  ] Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X Activist Investor Holdings Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Activist Investor Holdings Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Total Annual Fund Operating Expenses:	0.75%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$77	$240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

1          Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations.

11

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs based on the securities in the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG (the “Index Provider”) characterizes as premier activist investors.

Activist investors are selected from a universe of investors that aim to buy securities to put public pressure on its management to increase shareholder value, as defined by the Index Provider. The Index Provider applies a number of criteria to further narrow the pool of investors, such as size and performance track record. Activist investors must have minimum reported holdings of $500 million in their form 13F to be considered for the index. As of April 30, 2012, there were 11 activist investors used for the construction of the Underlying Index.

Once the pool of activist investors has been determined, the Index Provider utilizes 13F filings to compile the top three stock holdings from each of these investors. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the 13F filing timeline. As of April 30, 2012, the Underlying Index had 32 constituents.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Structured Solutions AG.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

12

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

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Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risk Related to Form 13F Data: The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Small and Mid-Capitalization Companies Risk: Small and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

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Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez ("Portfolio Managers"). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 16 of the Prospectus.

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PURCHASE AND SALE OF FUND SHARES

Shares will be listed and traded at market prices on an exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because exchange-traded fund Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only Authorized Participants who have entered into agreements with the Funds’ distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Funds. The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 Shares or multiples thereof ("Creation Units"). The Funds will issue or redeem Creation Units in return for a basket of cash and/or securities that the Funds specify each business day.

TAX INFORMATION

The Funds intend to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account ("IRA").

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the Funds over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

ADDITIONAL STRATEGIES

In addition to the investment strategies discussed above under Fund Summaries—Principal Investment Strategies, each Fund may use the following investment strategies:

Derivative Instruments, Cash or Stocks not included in the Underlying Index: Each Fund may invest up to 20% of its assets in (i) certain futures, options and swap contracts (which may be leveraged and are considered derivatives), (ii) cash and cash equivalents and (iii) stocks not included in the Underlying Index, provided, in each case, that the Adviser believes the instrument will help the Fund track the Underlying Index.

Leverage: Each Fund may borrow money from a bank in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). For example, the Funds may borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a “regulated investment company” for purposes of the Internal Revenue Code.

Securities Lending: Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of the foreign equity securities (other than ADRs) being lent. This collateral is marked-to-market on a daily basis.

ADDITIONAL RISKS

Each Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indexes may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. Even if the Underlying Index seeks to preserve and increase its value over the long term, it is subject to the risk of suffering substantial short-term declines from time to time, which would also result in substantial losses for the Fund.

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Concentration Risk

To the extent that its Underlying Index or portfolio is concentrated in the securities of companies in a particular country, market, industry, group of industries, sector or asset class, a Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to a Fund. Such a default may cause the value of an investment in a Fund to decrease.

Derivatives Risk

Derivatives risk is the risk that loss may result from a Fund’s investments in options, futures and swap contracts, which may be leveraged and are types of derivatives. Investments in leveraged instruments may result in losses exceeding the amounts invested. The Funds may use these instruments to help the Funds track their Underlying Indexes. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Equity Securities Risk

The Funds invest in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Foreign Security Risk

The Funds’ assets may be invested within the equity markets of countries outside of the U.S. These markets are subject to special risks associated with foreign investment including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; less availability of public information about issuers; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Funds; higher transaction and custody costs and delays in settlement procedures; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; and weaker accounting, disclosure and reporting requirements. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company. Investment of more than 25% of the Funds’ total assets in securities located in one country or region will subject the Funds to increased country or region risk with respect to that country or region.

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Geographic Risk

Geographic risk is the risk that a Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject a Fund to risks associated with that particular region, such as a natural disaster.

Issuer Risk

Issuer risk is the risk that any of the individual companies that a Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.

Leverage Risk

Each Fund may (i) invest up to 20% of its assets in certain futures, options and swap contracts, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the Funds may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Funds. If the value of a Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Funds may incur additional expenses in connection with borrowings.

Management Risk

Each Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. That is, the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. The ability of the Adviser to successfully implement each Fund’s investment strategies will influence each Fund’s performance significantly.

The Funds are not actively managed. Each Fund may be affected by a general decline in the market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. The Adviser does not attempt to take defensive positions in declining markets.

Market Risk

Market risk is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

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Market Trading Risks

Absence of Active Market

Although Shares are or will be listed for trading on the exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met or will remain unchanged.

Risks of Secondary Listings

The Funds’ Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Funds’ Shares will continue to trade on any such stock exchange or in any market or that the Funds’ Shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds’ Shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk

Shares of a Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem Shares. On such days, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

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Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. The trading prices of a Fund's Shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to the Fund's Shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Since foreign exchanges may be open on days when the Funds do not price Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Costs of Buying or Selling Fund Shares

Buying or selling Fund Shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund Shares (the "bid" price) and the price at which they are willing to sell Fund Shares (the "ask" price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

The Funds are not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Funds invest in securities included in, or representative of, the Underlying Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets.

Risk Related to Form 13F Data

The 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the 13F may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the form 13F. As a result, the form 13F may not provide a complete picture of the holdings of a given investor. Because the 13F is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Funds invest.

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Qualification as a Regulated Investment Company

Each Fund must meet a number of diversification requirements to qualify as a “regulated investment company” (“RIC”) under Section 851 of the Internal Revenue Code and, if qualified, to continue to qualify. If a Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might accelerate borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and as of the close of the following fiscal quarter to attempt to meet the requirements. However, each Fund may incur additional expenses in connection with any such accelerated borrowings, and increased investments by a Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from accelerated borrowings) are likely to reduce a Fund’s return to investors.

Securities Lending Risk

Each Fund may engage in lending its portfolio securities. Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Companies Risk

Small- and mid-capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Tracking Error Risk

Tracking risk is the risk that a Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between the Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Indexes) and timing variances, among other factors.

Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Valuation Risk

Because non-U.S. exchanges may be open on days when the Funds do not price their shares, the value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

PORTFOLIO HOLDINGS INFORMATION

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The largest holdings of each Fund can be found at www.globalxfunds.com and Fund Fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-888-GX-Fund-1 (1-888-493-8631).

FUND MANAGEMENT

Investment Adviser

Global X Management Company LLC serves as the Adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. The Adviser has been an investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 623 Fifth Avenue, 15th floor, New York, New York 10022.

Pursuant to a Supervision and Administration Agreement and subject to the general supervision of the Board of Trustees of the Trust, the Adviser provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, and also bears the costs of various third-party services required by the Funds, including audit, certain custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to an Investment Advisory Agreement.

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. During the fiscal year ended June 30, 2012, the Global X Top Guru Holdings Index ETF paid a monthly Management Fee to the Adviser and an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75%. The Global X Value Guru Holdings Index ETF and Global X Activist Investor Holdings Index ETF were not operational during the fiscal year ended June 30, 2012. The Management Fee for the Global X Value Guru Holdings Index ETF and Global X Activist Investor Holdings Index ETF are at an annual rate (stated as a percentage of the average daily net assets of each Fund taken separately) of 0.65% and 0.75%, respectively.

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In addition, each Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total ratio of the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by the Funds. Also, the Adviser, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Trust, the Adviser and the Distributor each have adopted a code of ethics (“Code”), as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by each Fund (which may also be held by persons subject to a Code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The Codes are on file with the SEC and are available to the public.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Global X Top Guru Holdings Index ETF is available in the Fund’s Annual Report to shareholders for the fiscal year ended June 30, 2012. The Board of Trustees’ approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Global X Value Guru Holdings Index ETF and Global X Activist Investor Holdings Index ETF will be available in the Funds’ first annual or semi-annual report to shareholders.

Portfolio Management

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Bruno del Ama and Jose Gonzalez.

Bruno del Ama: Bruno del Ama has been Chief Executive Officer of the Adviser since March 2008. Prior to joining the Adviser, Mr. del Ama was a director at Radian Asset Assurance from 2004 to 2008. Mr. del Ama received a Masters in Business Administration from the Wharton Business School.

Jose Gonzalez: Jose Gonzalez has been Chief Operating Officer of the Adviser since March 2008. Mr. Gonzalez is also a registered representative of GWM Group, Inc. (“GWM”), a registered broker-dealer. Mr. Gonzalez has been affiliated with GWM since 2006.

The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities of the Funds.

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DISTRIBUTOR

SEI Investments Distribution Co. distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by each Fund. The Distributor’s principal address is One Freedom Valley Drive Oaks, PA 19456. The Distributor is not affiliated with the Adviser.

BUYING AND SELLING FUND SHARES

Shares of the Funds trade on the listing exchange and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other Shares of publicly traded securities. There is no minimum investment for purchases made on the listing exchange. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to Shares varies over time based on each Fund’s trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. Because of the costs of buying and selling Shares, frequent trading may reduce investment return.

Shares of a Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section in the SAI. Once created, Shares generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Fund Summaries section of the Prospectus.

The Funds that are available for purchase will be listed on the listing exchange. The listing exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any rights as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual funds (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm Funds shareholders because these trades does not involve the Funds directly. A few institutional investors are authorized to purchase and redeem Shares directly with the Funds. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of the Funds to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Funds’ trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Funds.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Funds. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for the Funds.

Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.

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No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

TAXES

The following is a summary of certain tax considerations that may be relevant to an investor in the Funds. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of such Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. Each Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders all or substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Shares or whether you take distributions in cash of additional Shares. The maximum long-term capital gain rate applicable to individuals is 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates through 2012, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by a Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by such Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply you must have owned your Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Funds’ holdings may not be qualifying dividends.

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A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. All dividends (including the deducted portion) must be included in a corporation’s alternative minimum taxable income calculations.

Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy Shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

You will be informed of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

A Fund’s investments in partnerships, including in Qualified Publicly Traded Partnerships, may result in such Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if such Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by such Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which such Fund pays income tax for the taxable year ending in the calendar year. Although such Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, such Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Funds intend to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

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Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of such Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Fund’s net capital gain.

Foreign Taxes. Each Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of a Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale of Shares is a taxable event on which a gain or loss may be recognized. The amount of gain or loss is based on the difference between your tax basis in Shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Shares for over one-year at the time you sell or exchange them. Gains and losses on Shares held for one-year or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gains distributions that you have received on the Shares. A loss realized on a sale or exchange of Shares may be disallowed under the so-called “wash sale” rules to the extent the Shares disposed of are replaced with other Shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan will not be currently taxable unless the Shares were purchased with borrowed funds.

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Backup Withholding. Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury the applicable back up withholding rate of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service, or (iii) who has failed to certify to a Fund, when required to do so, that he or she is not subject to backup withholding or is an “exempt recipient.”

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of Shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by such Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Funds.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

General Disclaimer. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating to the Funds is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

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DETERMINATION OF NET ASSET VALUE

Each Fund calculates its NAV generally once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Shares, generally rounded to the nearest cent.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such Fund’s published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Funds’ Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

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Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of a Fund’s investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding seven calendar days. A list of the holiday schedules of the foreign exchanges of the Funds’ Underlying Indexes, as well as the dates on which a settlement period would exceed seven calendar days in 2012 is contained in the SAI.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect a Fund’s ability to track its Underlying Index.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.globalxfunds.com.

TOTAL RETURN INFORMATION

The Global X Top Guru Holdings Index ETF had commenced operations as of the most recent fiscal year end. The tables that follow present information about the total returns of the Fund’s Underlying Index and the total returns of the Fund. The information presented for the Fund is as of the most recent fiscal year end.

The Fund’s per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund Shares. The NAV return is based on the NAV of each Fund and the market return is based on the Market Price of the Fund. The price used to calculate Market Price is determined by using the midpoint between the bid and the ask on the primary stock exchange on which Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. The investment return and principal value of Shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

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Cumulative Total Returns

Inception to 06/30/12

	NAV	MARKET	UNDERLYING INDEX
Global X Top Guru Holdings Index ETF [1]	5.82%	7.09%	5.73%

1 For the period since inception on 6/4/12 to 6/30/12

INFORMATION REGARDING THE UNDERLYING INDEXES AND THE INDEX PROVIDER

Top Guru Holdings Index

The Top Guru Holdings Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG characterizes as hedge funds. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their form 13F to be considered for the index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with concentrated top holdings are included in the selection process.

Once the hedge fund pool has been determined, the Index Provider utilizes 13F filings to compile the top stock holding from each of these hedge funds. The Underlying Index is calculated as a total return index and adjusted quarterly. The stocks are screened for liquidity and equal weighted. The Index is maintained by Structured Solutions AG.

Value Guru Holdings Index

The Value Guru Holdings Index is comprised of U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG characterizes as premier value investors. Value investors are selected from a universe of investors that aim to buy securities that appear undervalued based on fundamental analysis, as defined by the Index Provider. The Index Provider applies a number of criteria to further narrow the pool of investors to a small group that has demonstrated an outstanding long-term performance track record. Value investors must have minimum reported holdings of $1 billion in their form 13F to be considered for the index.

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Once the pool of value investors has been determined, the Index Provider utilizes 13F filings to compile the largest two position increases from each of these investors. Position increases are subject to minimum sizes to be considered. Positions will be sold when they decrease materially in subsequent 13F reports. The Underlying Index is calculated as a total return index and adjusted quarterly. The stocks are screened for liquidity and equal weighted. The Underlying Index is maintained by Structured Solutions AG.

Activist Investor Holdings Index

The Activist Investor Holdings Index is comprised of U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG characterizes as premier activist investors. Activist investors are selected from a universe of investors that aim to buy securities to put public pressure on its management to increase shareholder value, as defined by the Index Provider. The Index Provider applies a number of criteria to further narrow the pool of investors, such as size and performance track record. Value investors must have minimum reported holdings of $500 million in their form 13F to be considered for the Underlying Index.

Once the pool of activist investors has been determined, the Index Provider utilizes 13F filings to compile the top three stock holdings from each of these investors. The Underlying Index is calculated as a total return index and adjusted quarterly. The stocks are screened for liquidity and equal weighted. The Underlying Index is maintained by Structured Solutions AG.

Structured Solutions AG (Structured Solutions) is a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform. Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

OTHER SERVICE PROVIDERS

SEI Investments Global Funds Services is the sub-administrator for each Fund.

Brown Brothers Harriman & Co. is the custodian and transfer agent for each Fund.

Dechert LLP serves as legal counsel to the Independent Trustees of each Fund.

Ernst & Young, LLP serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

FINANCIAL HIGHLIGHTS

The Global X Top Guru Holdings Index ETF has commenced operations and has financial highlights.

The financial highlights table is intended to help investors understand the Fund’s financial performance. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Ernst & Young, LLP serves as the Fund’s independent registered public accounting firm and has audited the financial statements of the Fund for the fiscal year ended June 30, 2012. Their report appears in the Trust’s annual report, which is available without charge upon request.

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Financial Highlights - Period Ended June 30, 2012

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total From Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)†	Ratio of Net Investment Income to Average Net Assets (%)†	Portfolio Turnover (%)††
		Global X Top Guru Holdings Index ETF

2012(1)	14.96	0.02	0.85	0.87	—	—	—	15.83	5.82	5,539	0.75	1.90	1.90

(1)	The Fund commenced operations on June 4, 2012.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

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OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the listing exchange. The listing exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The listing exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act enter into an agreement with the Trust regarding the terms of the investment.

The Trust has obtained an SEC order permitting registered investment companies to invest in Shares as described above. One such condition stated in the order is that registered investment companies relying on the order must enter into a written agreement with the Trust.

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For more information visit our website at or

call 1-888-GXFund-1 (1-888-493-8631)

www.globalxfunds.com

Investment Adviser
Global X Management Company LLC
623 Fifth Avenue, 15th floor
New York, NY 10022

Distributor
SEI Investments Distribution Co.One Freedom Valley Drive
Oaks, PA 19456

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
40 Water StreetBoston, MA 02109

Sub-Administrator SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel to the Independent Trustees Dechert LLP
1775 I Street
Washington, DC 20006-2401

Independent Registered Public Accounting Firm

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

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A Statement of Additional Information dated October 26, 2012, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

Additional information about each Fund that has commenced operations and its investments will be available in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during its last fiscal year.

You can ask questions or obtain a free copy of each Fund’s shareholder report or the Statement of Additional Information by calling 1-888-GXFund-1 (1-888-493-8631). Free copies of the Fund’s shareholder report (once available) and the Statement of Additional Information are available from our website at www.globalxfunds.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street N.E., Room 1580, Washington DC, 20549-1520.

PROSPECTUS

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

October 26, 2012

Investment Company Act File No.: 811-22209

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Statement of Additional Information

Dated October 26, 2012

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following Funds (“Funds”) of Global X Funds (“Trust”) as such Prospectus may be revised or supplemented from time to time:

Global X Top Guru Holdings Index ETF (GURU)

Global X Value Guru Holdings Index ETF [  ]

Global X Activist Investor Holdings Index ETF [  ]

The Prospectus for the various Funds is dated October 26, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The financial statements and notes contained in the Annual Report of the Trust for the Funds covered by this SAI for the fiscal period ended June 30, 2012, are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus may be obtained without charge by writing to SEI Investments Global Fund Services, One Freedom Valley Drive Oaks, PA 19456, calling 1-888-GXFund-1 (1-888-493-8631) or visiting www.globalxfunds.com. The principal U.S. national stock exchange on which all Funds identified in this SAI are listed is NYSE Arca, Inc.

GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS	1

ADDITIONAL INVESTMENT INFORMATION	2

EXCHANGE LISTING AND TRADING	2

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	2

INFORMATION REGARDING THE INDEXES AND THE INDEX PROVIDERS	15

INVESTMENT RESTRICTIONS	16

CONTINUOUS OFFERING	17

PORTFOLIO HOLDINGS	18

MANAGEMENT OF THE TRUST	19

BOARD OF TRUSTEES AND OFFICERS	19

STANDING BOARD COMMITTEES	23

TRUSTEE OWNERSHIP OF FUND SHARES	23

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES	24

TRUSTEE COMPENSATION	24

CODE OF ETHICS	25

PORTFOLIO MANAGERS	26

BROKERAGE TRANSACTIONS	27

PROXY VOTING	28

SUB-ADMINISTRATOR	29

DISTRIBUTOR	29

CUSTODIAN AND TRANSFER AGENT	30

DESCRIPTION OF SHARES	30

BOOK-ENTRY ONLY SYSTEM	32

PURCHASE AND REDEMPTION OF CREATION UNITS	34

CREATION UNIT AGGREGATIONS	34

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS	34

REDEMPTION OF CREATION UNITS	38

TAXES	40

FEDERAL - GENERAL INFORMATION	41

BACK-UP WITHHOLDING	43

SECTIONS 351 AND 362	43

QUALIFIED DIVIDEND INCOME	43

CORPORATE DIVIDENDS RECEIVED DEDUCTION	43

NET CAPITAL LOSS CARRYFORWARDS	44

EXCESS INCLUSION INCOME	44

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS	44

SALES OF SHARES	49

OTHER TAXES	49

FOREIGN TAXES	49

TAXATION OF NON-U.S. SHAREHOLDERS	50

REPORTING	50

NET ASSET VALUE	51

DIVIDENDS AND DISTRIBUTIONS	52

GENERAL POLICIES	52

DIVIDEND REINVESTMENT SERVICE	52

OTHER INFORMATION	52

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	52

COUNSEL	52

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	53

ADDITIONAL INFORMATION	53

GENERAL DESCRIPTION OF THE TRUST AND its FUNDs

The Trust currently consists of 91 investment portfolios. The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is “non-diversified” and, as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (“Securities Act”). This SAI relates only to the following Funds:

Global X Top Guru Holdings Index ETF (GURU)

Global X Value Guru Holdings Index ETF [  ]

Global X Activist Investor Holdings Index ETF [  ]

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (“Underlying Index”). The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any change of the Fund’s investment objective. If the Adviser changes the Underlying Index, the name of the Fund may be changed as well. Each Fund is managed by Global X Management Company LLC (“Adviser”).

The Funds offer and issue shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in its Underlying Index (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). The shares of the Funds are, or will be, listed and expected to be traded on NYSE Arca, Inc (“Exchange”).

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares. The number of shares per Creation Unit of each Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X Top Guru Holdings Index ETF	50,000
Global X Value Guru Holdings Index ETF	50,000
Global X Activist Investor Holdings Index ETF	50,000

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the Purchase and Redemption of Creation Units section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities.

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ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of each Fund, the Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for each Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. Each Fund invests at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. Each Fund may also invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index.

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The Global X Top Guru Holdings Index ETF, Global X Value Guru Holdings Index ETF, and Global X Activist Investor Holdings Index ETF use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts based on securities in the Underlying Index. Each Fund also has adopted a non-fundamental policy to invest at least 80% of its total assets in securities suggested by its name. Each Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

DEPOSITARY RECEIPTS. Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in Depositary Receipts based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. Each Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. Each Fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

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Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “A-1” by Standard & Poor’s Rating Service (“S&P”) or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Congress has temporarily increased FDIC deposit insurance on deposit notes from $100,000 to $250,000 per depositor through December 31, 2013.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

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EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. The Fund may invest up to 20% of its total assets in swap contracts.

A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, index or other total return swaps and foreign currency swaps.

The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments provide a great deal of flexibility. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of the Fund and another party to make or receive payments in specific currencies.

Some swaps transactions are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that such Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, other swaps transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.

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The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P, or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect such Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In connection with the Fund’s position in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

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FOREIGN INVESTMENTS - GENERAL. To the extent consistent with its investment policies, each Fund may invest in foreign securities. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.

A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Funds may expose them to risks independent of their securities positions.

A Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

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The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain un-invested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, the Fund may invest up to 20% of its total assets (minus any percent of Fund assets invested in other derivatives) in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Futures Contracts. Each Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulation may not be afforded certain of the protective measures provided by domestically. In addition, the price of foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

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There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

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Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. Each Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

CFTC REGULATION. In February 2012, the CFTC announced substantial amendments to the exclusions, and to the conditions for reliance on the exclusions, from registration as a commodity pool operator. Under these amendments, a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The CFTC amendments became effective on April 24, 2012, but the compliance date is December 31, 2012. Therefore, pending judicial challenge, as of January 1, 2013, the CFTC amendments will impose limitations on the Funds’ trading of commodity interests. Because, however, each of the Funds engages only in a de minimis amount of such transactions, the Funds expect to continue to claim an exclusion from registration as a commodity pool operator under the Commodity Exchange Act, and the Adviser expects to continue to claim an exclusion as a commodity trading advisor with respect to the Funds. Therefore, none of the Funds or the Adviser expect to be subject to the registration and regulatory requirements of the Commodity Exchange Act.

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Government Intervention in Financial Markets. Recent instability in the financial markets has led the U.S. Government, other governments and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of securities held by a Fund is unknown. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, each Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act and securities that are not registered under the Securities Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust’s Board of Trustees that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. To the extent consistent with its investment policies, each Fund may invest in the securities of other investment companies. Such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Funds’ investments in ETFs. These policies and procedures require, among other things, that (i) the Adviser conduct the Funds’ investment in ETFs without regard to any consideration received by the Funds or any of its affiliated persons and (ii) the Adviser certify to the Board quarterly that it has not received any consideration in connection with an investment by the Funds in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Adviser.

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Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

LEVERAGE. Each Fund may (i) invest up to 20% of its total assets in certain futures, options and swap contracts or other derivatives, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Funds. If the value of a Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

New Fund Risks. Certain of the Funds are new funds, which may result in additional risks for investors in the Funds. There can be no assurance that these Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

OPTIONS. To the extent consistent with its investment policies, each Fund may invest up to 20% of net assets (minus any percent of Fund assets invested in other derivatives) in put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

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All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

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There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and each Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

TRACKING VARIANCE. As discussed in the Prospectus, the Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of a Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

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WARRANTS. To the extent consistent with its investment policies, each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

INFORMATION REGARDING THE UNDERLYING INDEXES AND THE INDEX PROVIDERS

Top Guru Holdings Index

The Top Guru Holdings Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG characterizes as hedge funds. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with concentrated top holdings are included in the selection process. Once the hedge fund pool has been determined, the Index Provider utilizes 13F filings to compile the top stock holding from each of these hedge funds. The Underlying Index is calculated as a total return index and adjusted quarterly. The stocks are screened for liquidity and equal weighted. The Underlying Index is maintained by Structured Solutions AG.

Value Guru Holdings Index

The Value Guru Holdings Index is comprised of U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG characterizes as premier value investors. Value investors are selected from a universe of investors that aim to buy securities that appear undervalued based on fundamental analysis, as defined by the Index Provider. The Index Provider applies a number of criteria to further narrow the pool of investors to a small group that has demonstrated an outstanding long-term performance track record. Value investors must have minimum reported holdings of $1 billion in their form 13F to be considered for the Underlying Index. Once the pool of value investors has been determined, the Index Provider utilizes 13F filings to compile the largest two position increases from each of these investors. Position increases are subject to minimum sizes to be considered. Positions will be sold when they decrease materially in subsequent 13F reports. The Underlying Index is calculated as a total return index and adjusted quarterly. The stocks are screened for liquidity and equal weighted. The Underlying Index is maintained by Structured Solutions AG.

Activist Investor Holdings Index

The Activist Investor Holdings Index is comprised of U.S. listed equity positions reported on Form 13F by a select group of entities that Structured Solutions AG characterizes as premier activist investors. Activist investors are selected from a universe of investors that aim to buy securities to put public pressure on its management to increase shareholder value, as defined by the Index Provider. The Index Provider applies a number of criteria to further narrow the pool of investors, such as size and performance track record. Once the pool of activist investors has been determined, the Index Provider utilizes 13F filings to compile the top three stock holdings from each of these investors. The Underlying Index is calculated as a total return index and adjusted quarterly. The stocks are screened for liquidity and equal weighted. The Underlying Index is maintained by Structured Solutions AG.

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Structured Solutions AG (Structured Solutions) is a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform (formerly S-BOX platform). Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

The Index Providers do not sponsor, endorse or promote any of the Funds and are not in any way connected to them and do not accept any liability in relation to their issue, operation and trading.

INVESTMENT RESTRICTIONS

Each Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.

The Funds:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by a Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

7.	May not “concentrate” its investments in a particular industry or group of industries: (I) except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by Members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

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Notwithstanding these fundamental investment restrictions, each Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in Investment Restriction No. 2, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

With respect to Investment Restriction No. 7, and as stated in the Funds’ prospectus, each Fund will only be concentrated to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries.

CURRENT 1940 ACT LIMITATIONS

BORROWING. Investment companies may not borrow money, except that an investment company may borrow money from a bank in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

LOANS. Investment companies may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (a) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that they are concentrated in calculations of concentration percentages. In addition, revenue bonds are characterized by the industry in which the revenue is used.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy On Disclosure Of Portfolio Holdings

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by Adviser and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Funds’ portfolio holdings, or information derived from the Funds’ portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if such disclosure has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website, ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Funds.

Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem shares (“Global X Order”). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of a Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

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Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

The business and affairs of the Trust are overseen by the Trust’s Board of Trustees (“Board”). Subject to the provisions of the Trust’s Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to the elect and remove the Trust’s officers. The focus of the Board’s oversight of the business and affairs of the Trust (and each of the Funds) is to protect the interests of the shareholders in the Funds.

The Board appoints and oversees the Trust’s officers and service providers. The Trust’s Adviser is responsible for the day-to-day management and operations of the Trust and each of the Funds based on each Fund’s investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust’s service providers (including, in particular, the Adviser) and the Trust’s CCO. The Board is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit Committee), independent counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board. (For purposes of this discussion and the discussion below, the term “Fund” or “Funds” means each Fund that has commenced operations.)

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Kartik Kiran Shah, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman’s helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and performs such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Bruno del Ama is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. del Ama is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each of the Independent Trustee serves on each of these committees, which are comprised solely of Independent Trustees.

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The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each if its committees, whether the Trustees are able to effectively oversee the number of Funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board’s effectiveness.

There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Board members provide the Board with a variety of complementary skills. Please note that (i) none of the Board members is an “expert” within the meaning of the federal securities laws and (ii) the Board not is responsible for the day to day operations of the Trust and the Funds.

The Board of Trustees met six (6) times during the fiscal period ended June 30, 2012. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of October 26, 2012 each of the Trustees oversees 87 Funds (31 of which were operational). Each Trustee serves until his death, resignation or removal and replacement. The address for all Trustees and officers is c/o Global X Funds, 623 Fifth Avenue, 15th floor, New York, New York 10022.

Independent Trustees

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Directors	Other Directorships Held by Trustees during the Past 5 Years

Sanjay Ram Bharwani (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	87	None.

Scott R. Chichester[1] (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010); CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); and Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	87	Director of Bayview Acquisition Corp (since 2010).

Kartik Kiran Shah (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	87	None.

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

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Interested Trustees/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Bruno del Ama (1976)	Trustee (since 2008), President and Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	None.

Jose C. Gonzalez (1976)	Chief Operating Office, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	None.

Daphne Tippens Chisolm (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	None.

Dianne M. Sulzbach (1977)	Assistant Secretary (since 2011)	Counsel at SEI Investments (since 2010); Associate at Morgan, Lewis & Bockius LLP (2006-2010).	None.

Peter Rodriguez (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	None.

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In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as trustee.

Sanjay Ram Bharwani:  Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton Business School.

Scott R. Chichester:  Mr. Chichester, CPA, has experience in accounting and finance, having served as CEO of a payroll business; experience as CFO of a technology start-up; experience as an accountant at a bulge bracket investment bank; experience as an auditor at a Big Four accounting firm.

Kartik Kiran Shah:  Mr. Shah has experience in organizational design, strategic planning, financial analysis and product development, having served as a senior manager in an education software and consulting business; manager of corporate strategy at a biotechnology company; and as consultant with a major management consulting firm. Mr. Shah received his MBA from the Harvard Business School.

Bruno del Ama:  Mr. del Ama has experience in the investment management industry, including as a board member of another investment adviser; management and organizational experience as chief executive officer of the Fund’s Adviser; experience as a manager at a bond insurance company; experience as a management consultant. Mr. del Ama received his MBA from the Wharton Business School.

RISK MANAGEMENT OVERSIGHT. The Funds are subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of business and affairs of the Trust and the Funds, the Board oversees the Adviser’s day to day management of the risks to which the Trust and the Funds are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Funds; (ii) implementation of processes and controls to lessen the possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Funds by relying on the Trust’s compliance policies and procedures (i.e., the Trust’s compliance program) as well as the compliance programs of the Trust’s various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust’s sub-administrator. The Adviser also separately considers potential risks that may impact the individual Funds.

As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain of risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and the Trust’s other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Funds are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Funds’ investments with various regulatory and other requirements.

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Because the day to day operations of the Fund is carried out by the Adviser, the risk exposure of the Trust and the Funds are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Funds directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on the Board members. In large part, the Board oversees Adviser’s management of the Trust’s risk management structure through the Board’s review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust’s CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust’s service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust’s compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust’s compliance program. In connection with the CCO’s annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust’s compliance program.

Further, the Board regularly receives reports from the Adviser with respect to the Funds’ investments and securities trading and, as necessary, any fair valuation determinations made by the Advisers with respect to certain investments held by the Funds. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices.  In addition, the Audit Committee receives information on the Funds’ internal controls and financial reporting from the Trust’s independent registered public accounting firm.

The Board recognizes that not all risks that may affect the Funds can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Funds, their management and service providers. Although the risk management process, policies and procedures of the Funds, their management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve each Fund’s investment objective.

STANDING BOARD COMMITTEES

The Board of Trustees currently has two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each Independent Trustee serves on each of these committees.

AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board of Trustees in (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. During the fiscal period ended June 30, 2012, the Audit Committee held three meetings.

CORPORATE GOVERNANCE, NOMINATION AND COMPENSATION COMMITTEE. The purposes of the Corporate Governance, Nomination and Compensation Committee are, among other things, to assist the Board of Trustees in (1) its assessment of the adequacy of the Board’s adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust’s operations and the policies and procedures application to the Fund; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) its identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. The Corporate Governance, Nomination and Compensation Committee will not consider shareholders’ nominees. During the fiscal period ended June 30, 2012, the Corporate Governance, Nomination and Compensation Committee held two meetings.

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TRUSTEE OWNERSHIP OF FUND SHARES

As of June, 30, 2012, the officers and Trustees of the Trust, in the aggregate, owned 0% of the Shares of a Fund.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of June 30, 2012, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•	an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	the Adviser or principal underwriter of the Funds;

•	an officer of the Adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of The Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees. The Trust’s officers receive no compensation directly from the Trust.

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The estimated compensation to be paid to the Independent Trustees for the fiscal year end June 30, 2013 is set forth in the following table:

Name of Independent Trustee	Aggregate Compensation from Funds[1]	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust

Sanjay Ram Bharwani	$428	$0	$15,000
Scott R. Chichester	$428	$0	$15,000
Kartik Kiran Shah	$428	$0	$15,000

1For the period from June 4, 2012 (commencement of operations) through June 30, 2012, each Trustee received $35 in compensation.

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

INVESTMENT ADVISER

The Adviser, Global X Management Company LLC, serves as investment manager to the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 623 Fifth Avenue, 15th Floor New York, NY 10022. Bruno del Ama and Jose C. Gonzalez each own more than 25% of the outstanding shares of the Adviser, which was organized in Delaware on March 28, 2008 as a limited liability company.

Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser, the Adviser oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of each Fund.

Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of each Fund. The ability of the Adviser to successfully implement the Fund's investment strategies will influence the Fund's performance significantly.

Each Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets).

Fund	Management Fee
Global X Top Guru Holdings Index ETF	0.75%
Global X Value Guru Holdings Index ETF	0.65%
Global X Activist Investor Holdings Index ETF	0.75%

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The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Funds.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (1) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Funds’ shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Each of the Supervision and Administration Agreement and the related he Investment Advisory Agreement provides that the Adviser shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Fee paid by the Fund to the Adviser during the fiscal period ended June 30, 2012 is set forth in the chart below:

Fund	Fees Paid for the Fiscal Period Ended June 30, 2012	Date of Commencement of Investment Operations
Global X Top Guru Holdings Index ETF	$2,762	6/4/2012

PORTFOLIO MANAGERS

Bruno del Ama and Jose C. Gonzalez are primarily responsible for the day-to-day management of the Fund’s investments.

Portfolio Manager’s Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. The portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager’s relative experience and contribution to the Funds. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon each Fund’s performance and individual contributions. As shareholders of the Adviser, Bruno del Ama and Jose C. Gonzalez also may benefit economically from any profits generated by the Adviser.

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Other Accounts Managed by Portfolio Manager

It is anticipated that the portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with the portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute a Fund’s trades. The Adviser has structured the portfolio manager’s compensation in a manner, and the Funds and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Funds from being negatively affected as a result of any such conflicts that may arise.

As of June 30, 2012, Bruno del Ama and Jose Gonzalez were responsible for the management of the following accounts:

Name of	Other Accounts Managed (As of June 30, 2012)			Accounts with respect to which the advisory fee is based on the performance of the account
Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bruno del Ama	Registered investment companies	34	$1,204,454,442	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jose C. Gonzalez	Registered investment companies	34	$1,204,454,442	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Conflicts of Interest

Although the funds in the Trust that are managed by Messrs. del Ama and Gonzalez may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Messrs. del Ama and Gonzalez or the Adviser.

Disclosure of Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Fund beneficially owned as of June 30, 2012 by each portfolio manager of the Fund.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bruno del Ama	$1-$10,000
Jose Gonzalez	None

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Funds with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Funds. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds are considered at or about the same time, transactions in such securities are allocated among the Funds in a manner deemed equitable to all of the Funds by the Adviser. Bundling or bunching transactions for the Funds is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to all of the Funds.

The aggregate brokerage commissions paid by the Fund during the fiscal period ended June 30, 2012 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Period Ended June 30, 2012	Date of Commencement of Investment Operations
Global X Top Guru Holdings Index ETF	$224	6/4/2012

PROXY VOTING

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Boards of Trustees’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Funds’ and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm which is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

I. General Policy

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

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In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the re-pricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

II. Record of Proxy Voting

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

SUB-ADMINISTRATOR

SEI Investments Global Funds Services (“SEIGFS”), located at One Freedom Valley Drive Oaks, PA 19456, serves as Sub-Administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. (“SIDCO”), with principal offices at One Freedom Valley Drive Oaks, PA 19456, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SIDCO for such distribution services. The Distribution Agreement provides that the Trust will indemnify SIDCO against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SIDCO, or those resulting from the willful misfeasance, bad faith or gross negligence of SIDCO, or SIDCO’s reckless disregard of its duties and obligations under the Distribution Agreement. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

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Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. The custodian relationship is managed through SIDCO. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by Funds shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust (“Declaration”) permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, each share of the Fund has a par value of $0.0001, which represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

Following the creation of the initial Creation Unit Aggregation(s) of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

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The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of that Fund, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Fund except where allocations of direct expenses can otherwise be fairly made.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund or class.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

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The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing at derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or 10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the Fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus. The Depository Trust Company (“DTC”) Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

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DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION UNIT AGGREGATIONS

The Trust issues and sells shares of each Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Funds’ NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s Underlying Index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next-announced Deposit Securities composition is made available.

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The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes pursuant to changes in the composition of the Fund’s Portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an Authorized Participant). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of a Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Funds. With respect to a Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time (as defined below) on such Business Day.

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The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Fund’s Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date).

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To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A fixed purchase transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units. Purchased in the transaction. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Global X Top Guru Holdings Index ETF	$750	3%
Global X Value Guru Holdings Index ETF	$750	3%
Global X Activist Investor Holdings Index ETF	$750	3%

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*            As a percentage of the value of the amount invested.

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REDEMPTION OF CREATION UNITS

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A fixed redemption transaction fee payable to the Custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Fund	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X Top Guru Holdings Index ETF	$750	2%
Global X Value Guru Holdings Index ETF	$750	2%
Global X Activist Investor Holdings Index ETF	$750	2%

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*            As a percentage of the value of the amount invested.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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Orders to redeem Creation Unit Aggregations of funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s Distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Fund’s Custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (that is “T+3”).

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

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In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption within seven calendar days thereafter.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

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The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decision under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of a Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers).

FEDERAL - GENERAL INFORMATION

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company.

In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Beginning in 2011, if a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which each Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which each Fund does not hold more than 10% of the outstanding voting securities (including securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.

Beginning in 2011, if a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, beginning in 2011, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund’s current and accumulated earnings and profits.

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The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Each Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income except as described below for qualified dividends.

If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

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BACK-UP WITHHOLDING

In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

SECTIONS 351 AND 362

The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, such Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination.

QUALIFIED DIVIDEND INCOME

Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% to the extent each Fund receives qualified dividend income on the securities it holds and such Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

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NET CAPITAL LOSS CARRYFORWARDS

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of capital gain dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

EXCESS INCLUSION INCOME

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause a Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, such Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

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Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

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Commodities. In August, 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

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Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

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Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.

Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements.

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

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The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SALES OF SHARES

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

OTHER TAXES

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

FOREIGN TAXES

It is expected that certain income of the Funds will be subject to foreign withholding taxes and other taxes imposed by countries in which the Funds invest. If a Fund is liable for foreign income taxes, including such withholding taxes, such Fund may meet the requirements of the Code for “passing through” to its shareholders the foreign taxes paid, but there can be no assurance that a Fund will be able to do so. Under the Code, if more than 50% of the value of a Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. The Funds expect to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder’s pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder’s pro rata share of such foreign income taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which a Fund makes such a pass-through election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit.

If a Fund does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

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The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax Advisors regarding the availability of foreign tax credits in their particular circumstances.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For foreign shareholders of a Fund a distribution attributable to such Fund’s sale of a real estate investment trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of such Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

COST BASIS REPORTING

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Prior to January 1, 2012, the Fund will choose a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Prior to January 1, 2012, the Fund's shareholders will be notified as to which default tax lot identification method the Fund will use.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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REPORTING

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax Advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

NET ASSET VALUE

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined by SEIGFS once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. SEIGFS may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect a Fund’s ability to track its underlying index.

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DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a registered investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

FINANCIAL STATEMENTS

Audited financial statements for the Trust as of June 30, 2012, including the notes thereto, and the reports of Ernst & Young LLP, an independent registered public accounting firm, are incorporated herein by reference from the Trust’s June 30, 2012 Annual Report to shareholders. The Annual Report is delivered with this SAI to shareholders requesting this SAI.

OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of

Authorized Participants, as of October 1, 2012, the following persons owned, of record or beneficially, 5% or more of the Fund.

Global X Top Guru Holdings Index ETF

Name and Address of Beneficial Owner	Percentage of Outstanding Shares of Fund Owned
Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080	34.48%
National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281	16.69%
Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104	14.46%
TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005	10.53%
ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302	5.30%

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COUNSEL

Dechert LLP, with offices at 1775 I Street Washington, DC 20006-2401, is counsel to the Independent Trustees of each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as the independent registered public accounting firm of the Trust, audits the Funds’ financial statements and may perform other services.

SECURITIES LENDING AGENT

Citibank, N.A. (“Citi”) acts as the securities lending agent for the Trust. In its capacity as securities lending agent, Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Trust portfolios and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

53

Global X SuperIncome & MLP Index ETF*

NYSE Arca, Inc: SINC

Global X SuperIncome Preferred ETF

NYSE Arca, Inc: SPFF

Global X SuperIncome REIT ETF*

NYSE Arca, Inc: [   ]

Prospectus

October 26, 2012

*Not open for investment.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares in a Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in a Fund involve investment risks, including the loss of principal.

fund summaries	1

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS	20

PORTFOLIO HOLDINGS INFORMATION	39

FUND MANAGEMENT	39

DISTRIBUTOR	41

BUYING AND SELLING fund SHARES	41

FREQUENT TRADING	42

DISTRIBUTION AND SERVICE PLAN	42

DIVIDENDS AND DISTRIBUTIONS	43

taxes	43

DETERMINATION OF NET ASSET VALUE	47

PREMIUM/DISCOUNT INFORMATION	48

INFORMATION REGARDING THE UNDERLYING INDEXES AND THE INDEX PROVIDERs	48

OTHER SERVICE PROVIDERS	50

FINANCIAL HIGHLIGHTS	50

OTHER INFORMATION	50

Global X SuperIncome & MLP Index ETF

Ticker: SINC     Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X SuperIncome ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperIncomeTM & MLP Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.58%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Acquired Fund Fees and Expenses: [2]	0.04%
Total Annual Fund Operating Expenses:	0.62%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$63	$199

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

[1]	Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations.

[2]	“Acquired Fund Fees and Expenses” sets forth the Fund’s pro rata portion of the cumulative expenses charged by the Exchange Traded Funds (ETFs), business development companies (“BDCs”) and other investment companies in which the Fund invests. These expenses are estimates for the Fund's first fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets.

1

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index tracks the performance of high income securities globally across a variety of asset classes, including equities, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), preferred securities and fixed income securities, as defined by Structured Solutions AG. Fixed income securities include emerging markets government bonds and high yield corporate bonds. The Underlying Index may include equity securities, fixed income securities and exchange traded funds (“ETFs”).

The Underlying Index is sponsored by an organization (“Index Provider”) that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Structured Solutions AG. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

2

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Credit Risk: The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in emerging market countries, currently including Brazil, Colombia, Malaysia, Mexico, Philippines, Poland, South Africa, South Korea, Thailand and Turkey, a list that might be expanded as the index rebalances over time. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

3

Financial Sector Risk: Companies in the financial sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk: Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-“ by Standard & Poor’s® (a division of the McGraw-Hill Companies, Inc.) (“S&P”) and Fitch, Inc. (“Fitch), “Baa3” by Moody’s® Investors Service, Inc. (“Moody’s”), or “BBBL” by Dominion Bond Rating Service Limited (“Dominion”)), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Infrastructure Risk: Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely affect their business or operations.

Interest Rate Risk: An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

4

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

MLP Risk: Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail herein. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk: Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Risk of High Dividend Yield Stocks: High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance.

5

Risk of Investing in Business Development Companies (BDCs): The Fund may invest in closed-end funds that elect to be treated as BDCs, which may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. As a result, a BDC's portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company.

Risk of Investing in ETFs: The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

Risk of Investing in Real Estate Investment Trusts (REITs): The Fund may invest in REIT stocks, which are subject to interest rate risk, leverage risk, property risk and management risk. Rising interest rates could result in higher costs of capital for REITs, which could negatively impact a REIT’s ability to meet its payment obligations. REITs may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITS may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; and catastrophic events. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, or increased competition from other properties or poor management. REITs tend to be small- or mid-capitalization stocks and there is the possibility that returns from REITs may trail returns from the overall stock market.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

6

Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tax Risks: Tax risks associated with investments in the Fund include but are not limited to the following:

Deferred Tax Liability. Cash distributions from an MLP to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in a reduction in the value of your investment in the Fund and lower income.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares: A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes as a result of investment in MLPs. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 20 of the Prospectus.

7

Global X SuperIncome Preferred ETF

Ticker: SPFF      Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X SuperIncome Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.58%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Total Annual Fund Operating Expenses:	0.58%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$59	$186

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

[1]	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations

8

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. Moreover, at least 80% of the Fund’s total assets will be invested in preferred securities. The Fund’s 80% investment policies are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index tracks the performance of the highest yielding preferred securities in the United States, as determined by Standard & Poor’s (“Index Provider”). The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. As of October 1, 2012, the Underlying Index had 41 constituents. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company’s liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed rate preferreds, perpetual preferred stock, trust preferred securities, cumulative and non-cumulative preferreds or preferred stocks with a callable or conversion feature.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

9

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk: Performance of companies in the financial sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation of any individual financial company or on the sector as a whole cannot be predicted.

10

Foreign Financial Institution Risk: Certain of the companies that comprise the Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies, which may not be subject to the same regulations as companies domiciled in the U.S. The health of many foreign financial institutions is often tied closely with the financial stability of the local economy in which they are domiciled, and therefore are subject to additional risks including but not limited to: policy changes, slow economic growth, and high levels of debt.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

Risk of High Dividend Yield Stocks: High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

11

Small- and Mid-Capitalization Companies Risk: Small and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 20 of the Prospectus.

12

Global X SuperIncome REIT ETF

Ticker: [ ]     Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X SuperIncome REIT ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperIncomeTM REIT Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.58%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Total Annual Fund Operating Expenses:	0.58%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$59	$186

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

[1]	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. Moreover, at least 80% of the Fund’s total assets will be invested in Real Estate Investment Trusts (“REITs”) securities. The Fund’s 80% investment policies are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index tracks the performance of REITs that rank among the highest yielding REITs globally, as determined by Structured Solutions AG (“Index Provider”). As of March 31, 2012, the Underlying Index had 50 constituents, 35 of which are foreign companies. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (“Index Provider”) that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Structured Solutions AG.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

 Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

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Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asian Economic Risk: Investments in Asian markets involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. The countries in Asia present different economic and political conditions from those in Western markets, and less social, political and economic stability. Political instability could have an adverse effect on economic or social conditions in these economies and may result in outbreaks of civil unrest, terrorist attacks or threats or acts of war in the affected areas, any of which could materially and adversely affect the companies in which the Fund may invest.

Australasian Economic Risk: The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the United States as key trading partners and investors, reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if Canada's currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

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Emerging Market Risk: The Fund is expected to invest in securities in emerging market countries, currently including South Africa, a list that might be expanded as the index rebalances over time. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

European Economic Risk: The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels, ability to service debt, and potential for defaults of several European countries, including Greece, Spain, Ireland, Italy and Portugal.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Global Real Estate Risk: Since the Fund concentrates its assets in the global real estate industry, the Fund will be impacted by the performance of the global real estate markets.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

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Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risk of High Dividend Yield Stocks: High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance.

Risk of Investing in Real Estate Investment Trusts (REITs): The Fund invests in REIT stocks, which are subject to interest rate risk, leverage risk, property risk and management risk. Rising interest rates could result in higher costs of capital for REITs, which could negatively impact a REIT’s ability to meet its payment obligations. REITs may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; and catastrophic events. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, or increased competition from other properties or poor management. REITs tend to be small- or mid-capitalization stocks and there is the possibility that returns from REITs may trail returns from the overall stock market.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Small and Mid-Capitalization Companies Risk: Small and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

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PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez ("Portfolio Managers"). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund Shares, tax information and financial intermediary compensation, please turn to the sections of this Prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 20 of the Prospectus.

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PURCHASE AND SALE OF FUND SHARES

Shares will be listed and traded at market prices on an exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because exchange-traded fund shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only Authorized Participants who have entered into agreements with the Fund’s distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof ("Creation Units"). The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each business day.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account ("IRA").

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the Funds over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

ADDITIONAL STRATEGIES

In addition to the investment strategies discussed above under Fund Summaries—Principal Investment Strategies, each Fund may use the following investment strategies:

Derivative Instruments, Cash or Stocks not included in the Underlying Index: Each Fund may invest up to 20% of its assets in (i) certain futures, options and swap contracts (which may be leveraged and are considered derivatives), (ii) cash and cash equivalents and (iii) stocks not included in the Underlying Index, provided, in each case, that the Adviser believes the instrument will help the Fund track the Underlying Index.

Leverage: Each Fund may borrow money from a bank as permitted under the Investment Company Act of 1940 (“1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. For example, the Funds may borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a “regulated investment company” for purposes of the Internal Revenue Code.

Securities Lending: Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of the foreign equity securities (other than ADRs) being lent. This collateral is marked-to-market on a daily basis.

ADDITIONAL RISKS

Each Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indexes may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. Even if the Underlying Index seeks to preserve and increase its value over the long term, it is subject to the risk of suffering substantial short-term declines from time to time, which would also result in substantial losses for the Fund.

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Concentration Risk

To the extent that its Underlying Index or portfolio is concentrated in the securities of companies in a particular country, market, industry, group of industries, sector or asset class, a Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to a Fund. Such a default may cause the value of an investment in a Fund to decrease.

Credit Risk

Credit risk applies to the Global X SuperIncome & MLP Index ETF.

The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk

Currency risk applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates. Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Custody Risk

Currency risk applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

Derivatives Risk

Derivatives risk is the risk that loss may result from a Fund’s investments in options, futures and swap contracts, which may be leveraged and are types of derivatives. Investments in leveraged instruments may result in losses exceeding the amounts invested. The Funds may use these instruments to help the Funds track their Underlying Indexes. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

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Emerging Market Risk

Currency risk applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

Emerging market risk is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries, as has historically been the case.

The risks of foreign investment are heightened when the issuer is located in an emerging country. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees, which may limit investment in such countries or increase the administrative costs of such investments. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. In situations where a country restricts direct investment in securities (which may occur in certain Asian, Latin, Central and South American and other countries), a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

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Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Many emerging markets have experienced strained international relations due to border disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets and may adversely affect the performance of these economies. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other emerging market countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement and clearance procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement, clearance or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets un-invested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. In addition, local agents and depositories are subject to local standards of care that may not be as rigorous as developed countries. Governments and other groups may also require local agents to hold securities in depositories that are not subject to independent verification. The less developed a country’s securities market, the greater the risk to a Fund.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, all or a significant portion of the Funds’ currency exposure in emerging countries may not be covered by such instruments.

Equity Securities Risk

The Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

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Financial Sector Risk

Financial Sector Risk applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome Preferred ETF.

Companies in the financial sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent legislation on the financial sector cannot be predicted. Certain risks may impact the value of investments in the financial services sector more severely than investments outside this sector, including the risks associated with operating with substantial financial leverage. The financial services sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial services companies have been required to accept or borrow significant amounts of capital from the U.S. and other governments and may face future government-imposed restrictions on their businesses or increased government intervention. These actions have caused the securities of many financial services companies to decline in value. Insurance companies, in particular, may be subject to severe price competition, which may have an adverse impact on their profitability.

Foreign Security Risk

Currency risk applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

The Fund’s assets may be invested within the equity markets of countries outside of the U.S. These markets are subject to special risks associated with foreign investment including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; less availability of public information about issuers; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Fund; higher transaction and custody costs and delays in settlement procedures; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; and weaker accounting, disclosure and reporting requirements. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company. Investment of more than 25% of the Fund’s total assets in securities located in one country or region will subject the Fund to increased country or region risk with respect to that country or region.

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Geographic Risk

Geographic risk is the risk that a Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject a Fund to risks associated with that particular region, such as a natural disaster.

Global Real Estate Risk

Global Real Estate Risk applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

Since the Fund concentrates its assets in the global real estate industry, the Fund will be impacted by the performance of the global real estate markets.

Infrastructure Risk

Infrastructure Risk applies to the Global X SuperIncome & MLP Index ETF.

Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Finally, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies because of its investments in such entities.

Issuer Risk

Issuer risk is the risk that any of the individual companies that a Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.

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Leverage Risk

Each Fund may (i) invest up to 20% of its assets in certain futures, options and swap contracts, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Funds. If the value of a Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

Liquidity Risk

Liquidity Risk applies to the Global X SuperIncome & MLP Index ETF.

Although common units of MLPs trade on the NYSE and the NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Management Risk

Each Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. That is, the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. The ability of the Adviser to successfully implement each Fund’s investment strategies will influence each Fund’s performance significantly.

The Funds are not actively managed. Each Fund may be affected by a general decline in the market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. The Adviser does not attempt to take defensive positions in declining markets.

Market Risk

Market risk is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

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Market Trading Risks

Absence of Active Market

Although Shares are or will be listed for trading on the exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met or will remain unchanged.

Risks of Secondary Listings

The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk

Shares of a Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem Shares. On such days, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

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Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factions may lead to the Fund's shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Since foreign exchanges may be open on days when the Funds do not price Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Costs of Buying or Selling Fund Shares

Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

MLP Risk

MLP Risk applies to the Global X SuperIncome & MLP Index ETF.

Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control right sand limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The Fund derives substantially all of its cash flow from investments in equity securities of MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to their partners and the tax character of those distributions. Neither the Fund nor the Adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs, and other factors. The Fund expects to generate significant investment income, and the Fund’s investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not have the ability to make cash distributions as investors expect from MLP-focused investments.

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Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for a majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.

MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.

MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, among other things, consumer sentiment, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.

Non-Diversification Risk

Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

The Funds are not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Funds invest in securities included in, or representative of, the Underlying Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets.

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Preferred Stock Risk

Preferred Stock Risk only applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome Preferred ETF.

Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. In the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer. Certain additional risks associated with preferred stock could adversely affect investments in the Fund.

Interest Rate Risk

Because many preferred stocks pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate preferred stocks, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Issuer Risk

Because many preferred stocks allow holders to convert the preferred stock into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

Dividend Risk

There is a chance that the issuer of any of the Fund’s holdings will have its ability to pay dividends deteriorate or will default (fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer not held by the Fund), which would negatively affect the value of any such holding.

Call Risk

Preferred stocks are subject to market volatility and the prices of preferred stocks will fluctuate based on market demand. Preferred stocks often have call features which allow the issuer to redeem the security at its discretion. If a preferred stock is redeemed by the issuer, it will be removed from the Underlying Index. The redemption of preferred stocks having a higher than average yield may cause a decrease in the yield of the Underlying Index and the Fund.

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Qualification as a Regulated Investment Company

The Fund must meet a number of diversification requirements to qualify as a “regulated investment company” (“RIC”) under Section 817 of the Internal Revenue Code and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might accelerate borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and as of the close of the following fiscal quarter to attempt to meet the requirements. However, the Fund may incur additional expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from accelerated borrowings) are likely to reduce the Fund’s return to investors.

Risk of High Dividend Yield Stocks

High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance.

High Yield Securities Risk

High Yield Securities Risk applies to the Global X SuperIncome & MLP Index ETF.

High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

The Funds may invest in high yield securities that offer generally a higher current yield than that available from higher grade issues, but they typically involve greater risk. Securities rated below investment grade commonly are referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities have. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and could increase the possibility of default. The market value and liquidity of high yield securities may be impacted negatively by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by low trade volume.

Risk of Investing in Business Development Companies (BDCs)

Risk of Investing in Business Development Companies (BDCs) only applies to the Global X SuperIncome & MLP Index ETF.

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Investments in closed-end funds that elect to be treated as BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. As a result, a BDC's portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company.

To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management's ability to meet the BDC's investment objective, and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

Certain BDCs in which the Fund may invest may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects the BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC's common share income will fall if the dividend rate on any preferred shares or the interest rate on any borrowings rises.

The Fund may be limited by provisions of the 1940Act that generally limit the amount the Fund can invest in any one closed-end fund, including any one BDC, to 3% of the closed-end fund's total outstanding stock. As a result, the Fund may hold a smaller position in a BDC than if it were not subject to this restriction. To comply with the provisions of the 1940 Act, on any matter upon which BDC shareholders are solicited to vote, the Sub-Adviser may be required to vote shares of the BDC held by the Fund in the same general proportion as shares held by other shareholders of the BDC. The Fund will indirectly bear its proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Risk Related to Investing in Exchange Traded Funds (ETFs)

Risk of Investing in Exchange Traded Funds (ETFs) applies to the Global X SuperIncome & MLP Index ETF.

The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. Certain of the underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

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The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A complete list of each underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each underlying ETF prior to investing in the Fund.

ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

Risk of Investing in Real Estate Investment Trusts (REITs)

Risk of Investing in Real Estate Investment Trusts (REITs) applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

REIT stocks tend to be small- or mid-capitalization stocks and there is the possibility that returns from REITs may trail returns from the overall stock market. Historically, these stocks have performed quite differently from the overall market. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Since 2007, the U.S. residential and commercial real estate markets generally have experienced a decline in value, with certain regions experiencing significant losses in property values. Exposure to real estate in these regions may adversely affect Fund performance.

Concentration Risk. REITs may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

Equity REITs Risk. Certain REITs may make direct investments in real estate. These REITs are often referred to as “Equity REITs.” Equity REITs invest primarily in real properties and earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, or increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.

Interest Rate Risk. Rising interest rates could result in higher costs of capital for REITs, which could negatively impact a REIT’s ability to meet its payment obligations.

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Leverage Risk. REITs may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a REIT’s operations and market value in periods of rising interest rates. Financial covenants related to a REIT’s leveraging may affect the ability of the REIT to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. Leveraging may also increase repayment risk.

Liquidity Risk. Investing in REITs may involve risks similar to those associated with investing in small-capitalization companies. REIT securities, like the securities of other smaller companies, may be more volatile than, and perform differently from,shares of large-capitalization companies. There may be less trading in REIT shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a REIT may have limited ability to vary or liquidate its investment in properties in response to changes in economic or other conditions.

Operational Risk. REITs are dependent on management skills and may have limited financial resources. REITS are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect a REITs shareholders. A REIT may also have joint ventures in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Property Risk. REITS may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes, tornadoes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts, changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

Regulatory Risk. Real estate income and values may be adversely affected by applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.

Repayment Risk. The prices of REITs may drop because of failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvement, third-party leasing commissions and other capital expenditures, the income and ability of the REITs to make payments of interest and principal on their loans will be adversely affects. Many REITs utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.

U.S. Tax Risk. Certain U.S. REITs are subject to special U.S. federal tax requirements. Specifically, a REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distributes substantially all of its net income to its shareholders may result in the REIT having insufficient capital for future expenditures.

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Risks Related to Investing in Asia

Risk Related to Investing in Asia applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

Investments in Asian markets involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest. The countries in Asia present different economic and political conditions from those in Western markets, and less social, political and economic stability.

Countries in the region may experience political instability. Such instability could have an adverse effect on economic or social conditions in these economies and may result in outbreaks of civil unrest, terrorist attacks or threats or acts of war in the affected areas, any of which could materially and adversely affect the companies in which the Fund may invest. In addition, the ability of companies to efficiently conduct their business activities in Asia is subject to changes in government policy or shifts in political attitudes within countries in the region.

Any adverse change in the relationship with major trading partners such as China, or significant economic or political turmoil in China itself, may also have a significant negative impact on the financial markets in Asia. Government policy may change to discourage foreign investment, nationalization of industries may occur or other government limitations, restrictions or requirements not currently foreseen may be implemented. In addition, assets in Asian countries may be subject to nationalization, requisition or confiscation, whether legitimate or not, by any authority or body.

Securities markets in Asian countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on securities markets may be suspended altogether. The governments might restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Asia as well as the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.

Risk Related to Investing in Australasia

Risk Related to Investing in Australasia applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

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The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the United States as key trading partners and investors, reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

Risk Related to Investing in Europe

Risk Related to Investing in Europe applies to the Global X SuperIncome & MLP Index ETF and Global X SuperIncome REIT ETF.

The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries.

The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. For some countries, the ability to repay sovereign debt is in question, and the possibility of default is not unlikely. For example, Greece has been required to impose harsh austerity measures on its population in order to receive financial aid from the IMF and EU member countries. These austerity measures have also led to social uprisings within Greece, as citizens have protested – at times violently – the actions of their government. The persistence of these factors may seriously reduce the economic performance of Greece and pose serious risks for the country’s economy in the future. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.

Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. As a result, adverse events in these Eastern European countries may greatly impact other economies in Europe.

Securities Lending Risk

Each Fund may engage in lending its portfolio securities. Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

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Securities Market Risk

Because certain securities markets in the countries in which each Fund may invest are small in size, underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries (such as the United States, Japan and most Western European countries), the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on securities markets may be suspended altogether. A Fund’s investment in securities in these countries are subject to the risk that the liquidity of a particular security or investments generally, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in these countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

Market volatility in the countries in which each Fund invests may also be heightened by the actions of a small number of investors. Brokerage firms in these countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Funds may need to effect securities transactions through these brokerage firms, the Funds are subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Funds (counterparty risk). This risk is magnified to the extent the Funds effect securities transactions through a single brokerage firm or a small number of brokerage firms.

Small- and Mid-Capitalization Companies Risk

Small- and mid-capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Tax Risks

Tax Risks applies to the Global X SuperIncome & MLP Index ETF.

In addition to other risk considerations, an investment in the Fund’s shares will involve certain tax risks, including, but not limited to, the risks summarized below and discussed in more detail elsewhere in this Prospectus. Tax matters are complicated, and the federal, state, local and foreign tax consequences of the purchase and ownership of the Fund’s shares will depend on the facts of each investor’s situation. Prospective investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect the investor’s investment in a Fund.

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Deferred Tax Liability

Cash distributions from an MLP to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the net asset value. From time to time, the Adviser will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations currently 35% and an assumed rate attributable to state taxes.

MLP Tax Risk

The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you. The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares

A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders trading Fund Shares on the exchange for a gain may nevertheless incur losses as a result of the reduction in tax basis. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

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Tracking Error Risk

Tracking risk is the risk that a Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between the Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

Valuation Risk

Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PORTFOLIO HOLDINGS INFORMATION

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The largest holdings of each Fund can be found at www.globalxfunds.com and Fund Fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-888-GX-Fund-1 (1-888-493-8631).

FUND MANAGEMENT

Investment Adviser

Global X Management Company LLC serves as the Adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Adviser has been an investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 623 Fifth Avenue, 15th floor, New York, New York 10022.

Pursuant to a Supervision and Administration Agreement and subject to the general supervision of the Board of Trustees of the Trust, the Adviser provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, and also bears the costs of various third-party services required by the Funds, including audit, certain custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to an Investment Advisory Agreement.

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. During the fiscal year ended June 30, 2012, the Funds were not operational. The Management Fees are at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

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Fund	Management Fee
Global X SuperIncome & MLP Index ETF	0.58%
Global X SuperIncome Preferred ETF	0.58%
Global X SuperIncome REIT ETF	0.58%

In addition, each Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total ratio of the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by the Funds. Also, the Adviser, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Trust, the Adviser and the Distributor each have adopted a code of ethics, (“Code”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by each Fund (which may also be held by persons subject to a Code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The Codes are on file with the SEC and are available to the public.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement will be available in the Funds’ first annual or semi-annual report to shareholders.

Portfolio Management

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Bruno del Ama and Jose Gonzalez.

Bruno del Ama: Bruno del Ama has been Chief Executive Officer of the Adviser since March 2008. Prior to joining the Adviser, Mr. del Ama was a director at Radian Asset Assurance from 2004 to 2008. Mr. del Ama received a Masters in Business Administration from the Wharton Business School.

Jose Gonzalez: Jose Gonzalez has been Chief Operating Officer of the Adviser since March 2008. Mr. Gonzalez is also a registered representative of GWM Group, Inc. (“GWM”), a registered broker-dealer. Mr. Gonzalez has been affiliated with GWM since 2006.

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The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities of the Funds.

DISTRIBUTOR

SEI Investments Distribution Co. distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by each Fund. The Distributor’s principal address is One Freedom Valley Drive Oaks, PA 19456. The Distributor is not affiliated with the Adviser.

BUYING AND SELLING FUND SHARES

Shares of the Funds trade on the listing exchange and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other Shares of publicly traded securities. There is no minimum investment for purchases made on the listing exchange. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to Shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Shares, frequent trading may reduce investment return.

Shares of a Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section in the SAI. Once created, Shares generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Funds Summary section of the Prospectus.

The Funds that are available for purchase will be listed on the listing exchange. The listing exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any rights as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual funds (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm Funds shareholders because these trades does not involve the Funds directly. A few institutional investors are authorized to purchase and redeem each Shares directly with the Fund. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Funds’ trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Funds.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Funds. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

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DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for the Funds.

Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

TAXES

The following is a summary of certain tax considerations that may be relevant to an investor in the Funds. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of such Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. Each Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders all or substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Shares or whether you take distributions in cash of additional Shares. The maximum long-term capital gain rate applicable to individuals is 15%.

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Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates through 2012, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by a Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by such Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply you must have owned your Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Funds’ holdings may not be qualifying dividends.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. All dividends (including the deducted portion) must be included in a corporation’s alternative minimum taxable income calculations.

Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy Shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

You will be informed of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

A Fund’s investments in partnerships, including in Qualified Publicly Traded Partnerships, may result in such Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

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Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if such Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by such Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which such Fund pays income tax for the taxable year ending in the calendar year. Although such Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, such Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Funds intend to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of such Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Fund’s net capital gain.

Foreign Taxes. Each Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of a Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale of Shares is a taxable event on which a gain or loss may be recognized. The amount of gain or loss is based on the difference between your tax basis in Shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Shares for over one-year at the time you sell or exchange them. Gains and losses on Shares held for one-year or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gains distributions that you have received on the Shares. A loss realized on a sale or exchange of Shares may be disallowed under the so-called “wash sale” rules to the extent the Shares disposed of are replaced with other Shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

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IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan will not be currently taxable unless the Shares were purchased with borrowed funds.

Backup Withholding. Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury the applicable back up withholding rate of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service, or (iii) who has failed to certify to a Fund, when required to do so, that he or she is not subject to backup withholding or is an “exempt recipient.”

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of Shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by such Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Fund.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

General Disclaimer. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

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Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating to the Funds is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

DETERMINATION OF NET ASSET VALUE

Each Fund calculates its NAV generally once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Shares, generally rounded to the nearest cent.

In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such Fund’s published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Fund’s Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

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Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding seven calendar days. A list of the holiday schedules of the foreign exchanges of the Funds’ Underlying Indexes, as well as the dates on which a settlement period would exceed seven calendar days in 2011 is contained in the SAI.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect the Fund’s ability to track its Underlying Index.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.globalxfunds.com.

INFORMATION REGARDING THE UNDERLYING INDEXES AND THE INDEX PROVIDERS

Solactive Global SuperIncome & MLP Index

The Solactive Global SuperIncome & MLP Index tracks the performance of high income securities globally across a variety of asset classes, including global equities, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), preferred stock securities and closed-end funds and fixed income securities, as defined by Structured Solutions AG. Fixed income securities include emerging markets government bonds and high yield corporate bonds. The Underlying Index may include equity securities, fixed income securities and exchange traded funds (“ETFs”). The Underlying Index is maintained by Structured Solutions AG.

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S&P Enhanced Yield North American Preferred Stock Index

The S&P Enhanced Yield North American Preferred Stock Index tracks the performance of the highest yielding preferred securities in the United States, as determined by the Index Provider. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index is maintained by S&P.

Solactive Global SuperIncome REIT Index

The Solactive Global SuperIncome REIT Index tracks the performance of Real Estate Investment Trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by the Index Provider. The Underlying Index is maintained by Structured Solutions AG.

Structured Solutions AG (Structured Solutions) is a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform. Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Global X Management Company, LLC. The Global X SuperIncome Preferred ETF is not sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in the Global X SuperIncome Preferred ETF.

The Global X SuperIncome Preferred ETF (the “ETF”) is not sponsored, endorsed, sold or promoted by Standard & Poor's and its affiliates ("S&P"). S&P makes no representation, condition or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the S&P Enhanced Yield North American Preferred Stock Index (the “Index”) to track the performance of certain financial markets and/or sections thereof and/or of groups of assets or asset classes. S&P's only relationship to Global X Management Company, LLC is the licensing of certain trademarks and trade names and of the index which is determined, composed and calculated by S&P without regard Global X Management Company, LLC or the ETF. S&P has no obligation to take the needs of Global X Management Company, LLC or the owners of the ETF into consideration in determining, composing or calculating the index. S&P is not responsible for and has not participated in the determination of the prices and amount of the ETF or the timing of the issuance or sale of the ETF or in the determination or calculation of the equation by which the ETF units are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the ETF.

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Neither S&P, its affiliates nor third party licensors, guarantees the accuracy and/or the completeness of the index or any data included therein and S&P, its affiliates and their third party licensors, shall have no liability for any errors, omissions, or interruptions therein. S&P, its affiliates and third party licensors make no warranty, condition or representation, express or implied, as to the results to be obtained by Global X Management Company, LLC, owners of the ETF, or any other person or entity from the use of the index or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the index or any data included therein. Without limiting any of the foregoing, in no event shall S&P, its affiliates or their third party licensors, have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the index or any data included therein, even if notified of the possibility of such damages.

OTHER SERVICE PROVIDERS

SEI Investments Global Funds Services is the sub-administrator for each Fund.

Brown Brothers Harriman & Co. is the custodian and transfer agent for each Fund.

Dechert LLP serves as legal counsel to the Independent Trustees of each Fund.

Ernst & Young, LLP serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

FINANCIAL HIGHLIGHTS

Because the Funds had not commenced operations as of the most recent fiscal year end, financial highlights are not yet available.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the listing exchange. The listing exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The listing exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act enter into an agreement with the Trust regarding the terms of the investment.

The Trust has obtained an SEC order permitting registered investment companies to invest in Shares as described above. One such condition stated in the order is that registered investment companies relying on the order must enter into a written agreement with the Trust.

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The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For more information visit our website at or

call 1-888-GXFund-1 (1-888-493-8631)

www.globalxfunds.com

Investment Adviser

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian and Transfer Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Sub-Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel to the Independent Trustees

Dechert LLP

1775 I Street

Washington, DC 20006-2401

Independent Registered Public Accounting Firm

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

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A Statement of Additional Information dated October 26, 2012, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

Additional information about each Fund that has commenced operations and its investments will be available in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during its last fiscal year.

You can ask questions or obtain a free copy of each Fund’s shareholder report or the Statement of Additional Information by calling 1-888-GXFund-1 (1-888-493-8631). Free copies of the Fund’s shareholder report (once available) and the Statement of Additional Information are available from our website at www.globalxfunds.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street N.E., Room 1580, Washington DC, 20549-1520.

PROSPECTUS

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

October 26, 2012

Investment Company Act File No.: 811-22209

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Statement of Additional Information

Dated October 26, 2012

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following Funds (“Funds”) of Global X Funds (“Trust”) as such Prospectus may be revised or supplemented from time to time:

Global X SuperIncome & MLP Index ETF (SINC)

Global X SuperIncome Preferred ETF (SPFF)

Global X SuperIncome REIT ETF [ ]

The Prospectus for the various Funds is dated October 26, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to SEI Investments Global Fund Services, One Freedom Valley Drive Oaks, PA 19456, calling 1-888-GXFund-1 (1-888-493-8631) or visiting www.globalxfunds.com. The principal U.S. national stock exchange on which all Funds identified in this SAI are listed is NYSE Arca, Inc.

GENERAL DESCRIPTION OF THE TRUST AND its FUNDs	1

ADDITIONAL INVESTMENT INFORMATION	1

EXCHANGE LISTING AND TRADING	1

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	2

INFORMATION REGARDING THE INDEXES AND THE INDEX PROVIDERS	16

INVESTMENT RESTRICTIONS	17

CONTINUOUS OFFERING	18

PORTFOLIO HOLDINGS	19

MANAGEMENT OF THE TRUST	20

BOARD OF TRUSTEES AND OFFICERS	20

STANDING BOARD COMMITTEES	24

TRUSTEE OWNERSHIP OF FUND SHARES	24

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES	24

TRUSTEE COMPENSATION	25

CODE OF ETHICS	25

PORTFOLIO MANAGERS	27

BROKERAGE TRANSACTIONS	28

PROXY VOTING	28

SUB-ADMINISTRATOR	29

DISTRIBUTOR	29

CUSTODIAN AND TRANSFER AGENT	30

DESCRIPTION OF SHARES	30

BOOK-ENTRY ONLY SYSTEM	32

PURCHASE AND REDEMPTION OF CREATION UNITS	34

CREATION UNIT AGGREGATIONS	34

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS	34

REDEMPTION OF CREATION UNITS	37

TAXES	40

FEDERAL - GENERAL INFORMATION	40

BACK-UP WITHHOLDING	42

SECTIONS 351 AND 362	43

QUALIFIED DIVIDEND INCOME	43

CORPORATE DIVIDENDS RECEIVED DEDUCTION	43

NET CAPITAL LOSS CARRYFORWARDS	43

EXCESS INCLUSION INCOME	44

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS	44

SALES OF SHARES	48

OTHER TAXES	48

FOREIGN TAXES	49

TAXATION OF NON-U.S. SHAREHOLDERS	49

REPORTING	50

NET ASSET VALUE	50

DIVIDENDS AND DISTRIBUTIONS	51

GENERAL POLICIES	51

DIVIDEND REINVESTMENT SERVICE	51

OTHER INFORMATION	51

Control Persons and Principal Holders of Securities	51

COUNSEL	52

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	52

ADDITIONAL INFORMATION	52

APPENDIX A	A-1

GENERAL DESCRIPTION OF THE TRUST AND its FUNDs

The Trust currently consists of 91 investment portfolios. The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (“Securities Act”). This SAI relates only to the following Funds:

Global X SuperIncome & MLP Index ETF (SINC)

Global X SuperIncome Preferred ETF (SPFF)

Global X SuperIncome REIT ETF [ ]

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (“Underlying Index”). The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any change of the Fund’s investment objective. If the Adviser changes the Underlying Index, the name of the Fund may be changed as well. Each Fund is managed by Global X Management Company LLC (“Adviser”).

The Funds offer and issue shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in its Underlying Index (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). The shares of the Funds are, or will be, listed and expected to be traded on NYSE Arca, Inc. (“Exchange”).

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares. The number of shares per Creation Unit of each Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X SuperIncome & MLP Index ETF	50,000
Global X SuperIncome Preferred ETF	50,000
Global X SuperIncome REIT ETF	50,000

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the Purchase and Redemption of Creation Units section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

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Shares of each Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of each Fund, the Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for each Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the securities value component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. Each Fund invests at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. Each Fund may also invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index.

The Global X SuperIncome & MLP Index ETF, Global X SuperIncome Preferred ETF and Global X SuperIncome REIT ETF use a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. Each Fund may or may not hold all of the securities in the Underlying Index.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts based on securities in the Underlying Index. Each Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

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The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

BONDS. The Fund invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by company, governmental unit or a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the Fund may have to reinvest the proceeds at lower market rates. Similarly, the Fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased as a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but the value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of a liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specific collateral).

DEPOSITARY RECEIPTS. Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in Depositary Receipts based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

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NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. Each Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. Each Fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “A-1” by Standard & Poor’s Rating Service (“S&P”) or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Congress has temporarily increased FDIC deposit insurance on deposit notes from $100,000 to $250,000 per depositor through December 31, 2013.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

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Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. The Fund may invest up to 20% of its total assets in swap contracts.

A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, index or other total return swaps and foreign currency swaps.

The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments provide a great deal of flexibility. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of the Fund and another party to make or receive payments in specific currencies.

Some swaps transactions are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that such Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, other swaps transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

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To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.

The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P, or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect such Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In connection with the Fund’s position in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

EXCHANGE TRADED FUNDS (ETFs). The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. Certain of the underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A complete list of each underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each underlying ETF prior to investing in the Fund.

ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

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Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

FOREIGN INVESTMENTS - GENERAL. To the extent consistent with its investment policies, each Fund may invest in foreign securities. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Funds may expose them to risks independent of their securities positions.

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A Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

FOREIGN INVESTMENTS – EMERGING MARKETS. Countries with emerging markets are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. To the extent permitted by their investment policies, the Funds may invest their assets in countries with emerging economies or securities markets.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Certain emerging market countries may have antiquated legal systems, which may adversely impact the Funds. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Certain emerging countries may restrict or control foreign investments in their securities markets. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

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Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which a Fund may invest and adversely affect the value of the Fund’s assets. A Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain un-invested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, the Fund may invest up to 20% of its total assets (minus any percent of Fund assets invested in other derivatives) in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Futures Contracts. Each Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index.

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Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulation may not be afforded certain of the protective measures provided by domestically. In addition, the price of foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

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In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. Each Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

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CFTC REGULATION. In February 2012, the CFTC announced substantial amendments to the exclusions, and to the conditions for reliance on the exclusions, from registration as a commodity pool operator. Under these amendments, a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The CFTC amendments became effective on April 24, 2012, but the compliance date is December 31, 2012. Therefore, pending judicial challenge, as of January 1, 2013, the CFTC amendments will impose limitations on the Funds’ trading of commodity interests. Because, however, each of the Funds engages only in a de minimis amount of such transactions, the Funds expect to continue to claim an exclusion from registration as a commodity pool operator under the Commodity Exchange Act, and the Adviser expects to continue to claim an exclusion as a commodity trading advisor with respect to the Funds. Therefore, none of the Funds or the Adviser expect to be subject to the registration and regulatory requirements of the Commodity Exchange Act.

Government Intervention in Financial Markets. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, each Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act and securities that are not registered under the Securities Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust’s Board of Trustees that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. Each Fund may invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Fund can hold more than 3% of the total outstanding voting stock of any single investment company. When a Fund invests in another investment company, it bears a proportionate share of expenses charged by the investment company in which it invests. Investments by the Fund in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Fund may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Fund’s investments in ETFs. These policies and procedures require, among other things, that (i) the Adviser conduct the Fund’s investment in ETFs without regard to any consideration received by the Fund or any of its affiliated persons and (ii) the Adviser certify to the Board quarterly that it has not received any consideration in connection with an investment by the Fund in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Adviser.

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Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

LEVERAGE. Each Fund may (i) invest up to 20% of its assets in certain futures, options and swap contracts, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Fund. If the value of the Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of the Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

New Fund Risks. Certain of the Funds are new funds, which may result in additional risks for investors in the Funds. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

OPTIONS. To the extent consistent with its investment policies, each Fund may invest up to 20% of net assets in put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

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All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and each Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

TRACKING VARIANCE. As discussed in the Prospectus, the Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of a Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

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WARRANTS. To the extent consistent with its investment policies, each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

INFORMATION REGARDING THE INDEXES AND THE INDEX PROVIDERS

Solactive Global SuperIncome & MLP Index

The Solactive Global SuperIncome & MLP Index tracks the performance of high income securities globally across a variety of asset classes, including global equities, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), preferred stock securities and closed-end funds and fixed income securities, as defined by Structured Solutions AG. Fixed income securities include emerging markets government bonds and high yield corporate bonds. The Underlying Index may include equity securities, fixed income securities and exchange traded funds (“ETFs”). The index is maintained by Structured Solutions AG.

S&P Enhanced Yield North American Preferred Stock Index

The S&P Enhanced Yield North American Preferred Stock Index tracks the performance of the highest yielding preferred securities in the United States, as determined by the Index Provider. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The index is maintained by S&P.

Solactive Global SuperIncome REIT Index

The Solactive Global SuperIncome REIT Index tracks the performance of Real Estate Investment Trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by the Index Provider. The index is maintained by Structured Solutions AG.

Structured Solutions AG (Structured Solutions) is a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform (formerly S-BOX platform). Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Global X Management Company, LLC. The Global X SuperIncome Preferred ETF is not sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in the Global X SuperIncome Preferred ETF.

The Global X SuperIncome Preferred ETF (the “ETF”) is not sponsored, endorsed, sold or promoted by Standard & Poor's and its affiliates ("S&P"). S&P makes no representation, condition or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the S&P Enhanced Yield North American Preferred Stock Index (the “Index”) to track the performance of certain financial markets and/or sections thereof and/or of groups of assets or asset classes. S&P's only relationship to Global X Management Company, LLC is the licensing of certain trademarks and trade names and of the index which is determined, composed and calculated by S&P without regard Global X Management Company, LLC or the ETF. S&P has no obligation to take the needs of Global X Management Company, LLC or the owners of the ETF into consideration in determining, composing or calculating the index. S&P is not responsible for and has not participated in the determination of the prices and amount of the ETF or the timing of the issuance or sale of the ETF or in the determination or calculation of the equation by which the ETF units are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the ETF.

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Neither S&P, its affiliates nor third party licensors, guarantees the accuracy and/or the completeness of the index or any data included therein and S&P, its affiliates and their third party licensors, shall have no liability for any errors, omissions, or interruptions therein. S&P, its affiliates and third party licensors make no warranty, condition or representation, express or implied, as to the results to be obtained by Global X Management Company, LLC, owners of the ETF, or any other person or entity from the use of the index or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the index or any data included therein. Without limiting any of the foregoing, in no event shall S&P, its affiliates or their third party licensors, have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the index or any data included therein, even if notified of the possibility of such damages.

The Index Providers do not sponsor, endorse or promote any of the Funds and are not in any way connected to them and do not accept any liability in relation to their issue, operation and trading.

INVESTMENT RESTRICTIONS

Each Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.

The Funds:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by a Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

7.	May not “concentrate” its investments in a particular industry or group of industries: (I) except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by Members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

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Notwithstanding these fundamental investment restrictions, each Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in Investment Restriction No. 2, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

CURRENT 1940 ACT LIMITATIONS

BORROWING. Investment companies may not borrow money, except that an investment company may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

LOANS. Investment companies may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (a) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that they are concentrated in calculations of concentration percentages. In addition, revenue bonds are characterized by the industry in which the revenue is used.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy On Disclosure Of Portfolio Holdings

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by Adviser and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Funds’ portfolio holdings, or information derived from the Funds’ portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if such disclosure has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website, ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Funds.

Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem shares (“Global X Order”). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of a Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

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Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

The business and affairs of the Trust are overseen by the Trust’s Board of Trustees (“Board”). Subject to the provisions of the Trust’s Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to the elect and remove the Trust’s officers. The focus of the Board’s oversight of the business and affairs of the Trust (and each of the Funds) is to protect the interests of the shareholders in the Funds.

The Board appoints and oversees the Trust’s officers and service providers. The Trust’s Adviser is responsible for the day-to-day management and operations of the Trust and each of the Funds based on each Fund’s investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust’s service providers (including, in particular, the Adviser) and the Trust’s CCO. The Board is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit Committee), independent counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board. (For purposes of this discussion and the discussion below, the term “Fund” or “Funds” means each Fund that has commenced operations.)

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Kartik Kiran Shah, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman’s helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and performs such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Bruno del Ama is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. del Ama is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each of the Independent Trustee serves on each of these committees, which are comprised solely of Independent Trustees.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each if its committees, whether the Trustees are able to effectively oversee the number of Funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board’s effectiveness.

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There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Board members provide the Board with a variety of complementary skills. Please note that (i) none of the Board members is an “expert” within the meaning of the federal securities laws and (ii) the Board not is responsible for the day to day operations of the Trust and the Funds.

The Board of Trustees met six (6) times during the fiscal period ended June 30, 2012. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of October 26, 2012 each of the Trustees oversees 87 Funds (31 of which were operational). Each Trustee serves until his death, resignation or removal and replacement. The address for all Trustees and officers is c/o Global X Funds, 623 Fifth Avenue, 15th floor, New York, New York 10022.

Independent Trustees

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Directors	Other Directorships Held by Trustees during the Past 5 Years
Sanjay Ram Bharwani (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	87	None.
Scott R. Chichester[1] (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010); CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); and Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	87	Director of Bayview Acquisition Corp (since 2010).
Kartik Kiran Shah (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	87	None.

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

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Interested Trustees/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Bruno del Ama (1976)	Trustee (since 2008), President and Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	None.
Jose C. Gonzalez (1976)	Chief Operating Office, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	None.
Daphne Tippens Chisolm (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	None.
Dianne M. Sulzbach (1977)	Assistant Secretary (since 2011)	Counsel at SEI Investments (since 2010); Associate at Morgan, Lewis & Bockius LLP (2006-2010).	None.
Peter Rodriguez (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	None.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as trustee.

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Sanjay Ram Bharwani:  Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton Business School.

Scott R. Chichester:  Mr. Chichester, CPA, has experience in accounting and finance, having served as CEO of a payroll business; experience as CFO of a technology start-up; experience as an accountant at a bulge bracket investment bank; experience as an auditor at a Big Four accounting firm.

Kartik Kiran Shah:  Mr. Shah has experience in organizational design, strategic planning, financial analysis and product development, having served as a senior manager in an education software and consulting business; manager of corporate strategy at a biotechnology company; and as consultant with a major management consulting firm. Mr. Shah received his MBA from the Harvard Business School.

Bruno del Ama:  Mr. del Ama has experience in the investment management industry, including as a board member of another investment adviser; management and organizational experience as chief executive officer of the Fund’s Adviser; experience as a manager at a bond insurance company; experience as a management consultant. Mr. del Ama received his MBA from the Wharton Business School.

RISK MANAGEMENT OVERSIGHT. The Funds are subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of business and affairs of the Trust and the Funds, the Board oversees the Adviser’s day to day management of the risks to which the Trust and the Funds are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Funds; (ii) implementation of processes and controls to lessen the possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Funds by relying on the Trust’s compliance policies and procedures (i.e., the Trust’s compliance program) as well as the compliance programs of the Trust’s various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust’s sub-administrator. The Adviser also separately considers potential risks that may impact the individual Funds.

As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain of risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and the Trust’s other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Funds are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Funds’ investments with various regulatory and other requirements.

Because the day to day operations of the Fund is carried out by the Adviser, the risk exposure of the Trust and the Funds are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Funds directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on the Board members. In large part, the Board oversees Adviser’s management of the Trust’s risk management structure through the Board’s review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust’s CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust’s service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust’s compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust’s compliance program. In connection with the CCO’s annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust’s compliance program.

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Further, the Board regularly receives reports from the Adviser with respect to the Funds’ investments and securities trading and, as necessary, any fair valuation determinations made by the Advisers with respect to certain investments held by the Funds. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices.  In addition, the Audit Committee receives information on the Funds’ internal controls and financial reporting from the Trust’s independent registered public accounting firm.

The Board recognizes that not all risks that may affect the Funds can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Funds, their management and service providers. Although the risk management process, policies and procedures of the Funds, their management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve each Fund’s investment objective.

STANDING BOARD COMMITTEES

The Board of Trustees currently has two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each Independent Trustee serves on each of these committees.

AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board of Trustees in (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. During the fiscal period ended June 30, 2012, the Audit Committee held three meetings.

CORPORATE GOVERNANCE, NOMINATION AND COMPENSATION COMMITTEE. The purposes of the Corporate Governance, Nomination and Compensation Committee are, among other things, to assist the Board of Trustees in (1) its assessment of the adequacy of the Board’s adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust’s operations and the policies and procedures application to the Fund; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) its identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. The Corporate Governance, Nomination and Compensation Committee will not consider shareholders’ nominees. During the fiscal period ended June 30, 2012, the Corporate Governance, Nomination and Compensation Committee held two meetings.

TRUSTEE OWNERSHIP OF FUND SHARES

As of June, 30, 2012, the officers and Trustees of the Trust, in the aggregate, owned 0% of the Shares of a Fund.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of June 30, 2012, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

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•	the Funds;

•	an officer of the Funds;

•	an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	the Adviser or principal underwriter of the Funds;

•	an officer of the Adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of The Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees. The Trust’s officers receive no compensation directly from the Trust.

The estimated compensation to be paid to the Independent Trustees for the fiscal year end June 30, 2013 is set forth in the following table:

Name of Independent Trustee	Aggregate Compensation from Funds[1]	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust

Sanjay Ram Bharwani	$428	$0	$15,000
Scott R. Chichester	$428	$0	$15,000
Kartik Kiran Shah	$428	$0	$15,000

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

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INVESTMENT ADVISER

The Adviser, Global X Management Company LLC, serves as investment manager to the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 623 Fifth Avenue, 15th Floor New York, NY 10022. Bruno del Ama and Jose C. Gonzalez each own more than 25% of the outstanding shares of the Adviser, which was organized in Delaware on March 28, 2008 as a limited liability company.

Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser. the Adviser oversees the operation of the Funds, arranges for the advisory, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Adviser also bears the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs. Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of the Fund. The ability of the Adviser to successfully implement the Fund's investment strategies will influence the Fund's performance significantly.

Each Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory and administrative services it requires under an all-in fee structure. Each Fund also bears other expenses which are not covered under the Supervisory and Administrative Agreement that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

For its advisory, supervisory and administrative services, each Fund will pay monthly a fee (“Management Fee”) to the Adviser at annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets).

Fund	Management Fee
Global X SuperIncome & MLP Index ETF	0.58%
Global X SuperIncome Preferred ETF	0.58%
Global X SuperIncome REIT ETF	0.58%

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Funds.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (1) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Funds’ shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Each of the Supervision and Administration Agreement and the related he Investment Advisory Agreement provides that the Adviser shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

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PORTFOLIO MANAGERS

Bruno del Ama and Jose C. Gonzalez are primarily responsible for the day-to-day management of the Fund’s investments.

Portfolio Manager’s Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. The portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager’s relative experience and contribution to the Funds. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon each Fund’s performance and individual contributions. As shareholders of the Adviser, Bruno del Ama and Jose C. Gonzalez also may benefit economically from any profits generated by the Adviser.

Other Accounts Managed by Portfolio Manager

It is anticipated that the portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with the portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute a Fund’s trades. The Adviser has structured the portfolio manager’s compensation in a manner, and the Funds and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Funds from being negatively affected as a result of any such conflicts that may arise.

As of June 30, 2012, Bruno del Ama and Jose Gonzalez were responsible for the management of the following accounts:

Name of	Other Accounts Managed (As of June 30, 2012)			Accounts with respect to which the advisory fee is based on the performance of the account
Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bruno del Ama	Registered investment companies	34	$1,204,454,442	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jose C. Gonzalez	Registered investment companies	34	$1,204,454,442	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Conflicts of Interest

Although the funds in the Trust that are managed by Messrs. del Ama and Gonzalez may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Messrs. del Ama and Gonzalez or the Adviser.

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Disclosure of Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Fund beneficially owned as of June 30, 2012 by each portfolio manager of the Fund.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bruno del Ama	None
Jose Gonzalez	None

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Funds with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Funds. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds are considered at or about the same time, transactions in such securities are allocated among the Funds in a manner deemed equitable to all of the Funds by the Adviser. Bundling or bunching transactions for the Funds is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to all of the Funds.

PROXY VOTING

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Boards of Trustees’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Funds’ and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm which is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

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I. General Policy

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

II. Record of Proxy Voting

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

SUB-ADMINISTRATOR

SEI Investments Global Fund Services (“SEI Global”), located at One Freedom Valley Drive Oaks, PA 19456, serves as Sub-Administrator to the Funds. As sub-administrator, SEI Global provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. (“SEI”), with principal offices at Freedom Valley Drive Oaks, PA 19456, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SEI bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SEI for such distribution services. The Distribution Agreement provides that the Trust will indemnify SEI against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SEI, or those resulting from the willful misfeasance, bad faith or gross negligence of SEI, or SEI’s reckless disregard of its duties and obligations under the Distribution Agreement. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

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Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co., located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. The custodian relationship is managed through SEI Global. As Custodian, Brown Brothers Harriman & Co. has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Fund’s operations. Brown Brothers Harriman & Co. does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As Transfer Agent, Brown Brothers Harriman & Co. has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by Funds shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust (“Declaration”) permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, each share of the Fund represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

Following the creation of the initial Creation Unit Aggregation(s) of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

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The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of that Fund, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Fund except where allocations of direct expenses can otherwise be fairly made.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund or class.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

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The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing at derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or 10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the Fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus. The Depository Trust Company (“DTC”) Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

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PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION UNIT AGGREGATIONS

The Trust issues and sells shares of each Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s Underlying Index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes pursuant to changes in the composition of the Fund’s Portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.

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In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an Authorized Participant). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of a Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Funds. With respect to a Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

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Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Fund’s Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

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In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A fixed purchase transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units. Purchased in the transaction. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Global X SuperIncome & MLP Index ETF	$2,800	3%
Global X SuperIncome Preferred ETF	$500	3%
Global X SuperIncome REIT ETF	$3,200	3%

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*           As a percentage of the value of the amount invested.

REDEMPTION OF CREATION UNITS

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

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A fixed redemption transaction fee payable to the Custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Fund	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X SuperIncome & MLP Index ETF	$2,800	2%
Global X SuperIncome Preferred ETF	$500	2%
Global X SuperIncome REIT ETF	$3,200	2%

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*            As a percentage of the value of the amount invested.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations of funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s Distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Fund’s Custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A.

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A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

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To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decision under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of a Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers).

FEDERAL - GENERAL INFORMATION

Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company.

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In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Beginning in 2011, if a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which each Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which each Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.

Beginning in 2011, if a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, beginning in 2011, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund’s current and accumulated earnings and profits.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Each Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

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Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income except as described below for qualified dividends.

If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

BACK-UP WITHHOLDING

In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

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SECTIONS 351 AND 362

The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, such Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination.

QUALIFIED DIVIDEND INCOME

Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% to the extent each Fund receives qualified dividend income on the securities it holds and such Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

NET CAPITAL LOSS CARRYFORWARDS

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of capital gain dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

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EXCESS INCLUSION INCOME

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause a Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, such Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Commodities. In August, 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

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Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

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In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.

Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

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Other Reporting and Withholding Requirements.

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SALES OF SHARES

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

OTHER TAXES

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

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FOREIGN TAXES

It is expected that certain income of the Funds will be subject to foreign withholding taxes and other taxes imposed by countries in which the Funds invest. If a Fund is liable for foreign income taxes, including such withholding taxes, such Fund may meet the requirements of the Code for “passing through” to its shareholders the foreign taxes paid, but there can be no assurance that a Fund will be able to do so. Under the Code, if more than 50% of the value of a Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. The Funds expect to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder’s pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder’s pro rata share of such foreign income taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which a Fund makes such a pass-through election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit.

If a Fund does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax Advisors regarding the availability of foreign tax credits in their particular circumstances.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For foreign shareholders of a Fund a distribution attributable to such Fund’s sale of a real estate investment trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of such Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

49

COST BASIS REPORTING

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Prior to January 1, 2012, the Fund will choose a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Prior to January 1, 2012, the Fund's shareholders will be notified as to which default tax lot identification method the Fund will use.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

REPORTING

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax Advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

NET ASSET VALUE

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined by SEI Global once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

50

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. SEI Global may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect a Fund’s ability to track its underlying index.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a registered investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of October 1, 2012, the following persons owned, of record or beneficially, 5% or more of the Fund.

51

Global X SuperIncome Preferred ETF

Name and Address of Beneficial Owner	Percentage of Outstanding Shares of Fund Owned
National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281	34.66%
Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080	15.11%
Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104	10.94%
E*Trade 135 East 57th Street, New York, NY 10022	10.94%
TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005	7.69%

COUNSEL

Dechert LLP, with offices at 1775 I Street Washington, DC 20006-2401, is counsel to the Independent Trustees of each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young serves as the independent registered public accounting firm of the Trust, audits the Funds’ financial statements and may perform other services.

SECURITIES LENDING AGENT

Citibank, N.A. (“Citi”) acts as the securities lending agent for the Trust. In its capacity as securities lending agent, Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Trust portfolios and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

52

APPENDIX A

Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three business days. Each Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2012 are:

Argentina:

January 6	April 5	May 25	December 25
January 9	April 6	June 17	December 31
March 24	April 8	October 15
April 2	May 1	December 24

Australia:

January 2	April 6	June 6	October 1
January 26	April 25	June 11	November 6
March 5	May 7	August 6	December 25
March 12	May 21	August 15	December 31

Austria:

January 6	May 17	October 26	December 26
April 6	May 28	November 1	December 31
April 9	June 7	December 24
May 1	August 15	December 25

Belgium:

April 6	May 18	December 25
April 9	May 28	December 26
May 1	August 15
May 17	November 1

A-1

Brazil:

January 20	April 6	October 12	December 24
January 25	May 1	November 2	December 25
February 20	July 9	November 15	December 31
February 21	September 7	November 20

Canada:

January 2	May 21	September 3	December 26
January 3	June 25	October 8
February 20	July 2	November 12
April 6	August 6	December 25

Chile:

April 6	July 2	October 15
May 1	August 15	November 1
May 21	September 18	December 25
June 4	September 19	December 31

China:

January 2	January 27	May 3	October 1	November 12
January 16	January 30	May 4	October 2	November 22
January 23	January 31	May 7	October 3	December 25
January 24	February 20	May 28	October 4
January 25	May 1	July 4	October 5
January 26	May 2	September 3	October 8

Colombia:

January 9	May 21	July 20	November 5
March 19	June 11	August 7	November 12
April 5	June 18	August 20	December 25
April 6	July 2	October 15	December 31

Czech Republic:

April 9	July 6	December 26
May 1	September 28	December 31
May 8	December 24
July 5	December 25

Denmark:

January 1	May 4	December 24
April 5	May 17	December 25
April 6	May 18	December 26
April 9	June 5

Egypt:

January 1	May 1	August 20	November 15
April 15	July 1	August 21
April 16	July 23	October 25
April 25	August 19	October 28

Finland:

January 6	May 17	December 25
April 6	June 22	December 26
April 9	December 6	December 31
May 1	December 24

A-2

France:

April 6	May 17	December 26
April 9	August 15
May 1	November 1
May 8	December 25

Germany:

January 6	May 1	August 15	December 25
February 20	May 17	October 3	December 26
April 6	May 28	November 1	December 31
April 9	June 7	December 24

Greece:

January 6	April 13	August 15
February 27	April 16	December 25
April 6	May 1	December 26
April 9	June 4

Hong Kong:

January 2	April 6	October 1	December 25
January 23	April 9	October 2	December 26
January 24	May 1	October 23	December 31
April 4	July 2	December 24

Hungary:

March 15	May 1	October 23	December 25
March 16	May 28	November 1	December 26
April 9	August 20	November 2	December 31
April 30	October 22	December 24

India:

January 26	April 4	July 2	September 19	November 13
February 20	April 6	August 15	September 29	November 15
March 8	April 14	August 18	October 2	November 28
March 23	May 1	August 20	October 24	December 25
April 2	June 30	August 22	October 27

Indonesia:

January 23	May 17	August 21	October 26	December 25
February 6	June 18	August 22	November 15	December 26
March 23	August 17	August 23	November 16	December 31
April 6	August 20	August 24	December 24

Ireland:

January 2	May 1	October 29	December 27
March 19	May 7	December 24
April 6	June 4	December 25
April 9	August 6	December 26

Israel:

March 8	April 26	September 16	September 26	October 8
April 12	April 27	September 17	September 30
April 13	May 27	September 18	October 1
April 25	July 29	September 25	October 7

A-3

Italy:

January 6	May 1	December 24
April 6	June 29	December 25
April 9	August 15	December 26
April 25	November 1	December 31

Japan:

January 2	April 30	July 16	November 3
January 3	May 3	September 17	December 24
January 9	May 4	October 8	December 31
March 20	May 5	November 23

Malaysia:

January 2	February 6	May 31	August 31	December 25
January 23	May 1	June 2	October 26
January 24	May 7	August 20	November 13
February 1	May 30	August 21	November 15

Mexico:

February 6	April 6	November 20
March 19	May 1	December 12
March 21	November 2	December 25
April 5	November 19

Netherlands:

April 6	May 1	December 25
April 9	May 17	December 26
April 30	May 28

New Zealand:

January 2	April 9	December 25
January 3	April 25	December 26
January 30	June 4
April 6	October 22

Norway:

January 1	April 8	May 27
April 1	April 9	May 28
April 5	May 1	December 25
April 6	May 17	December 26

Peru:

April 5	August 30	December 25
April 6	October 8	December 31
May 1	November 1
June 29	December 24

Philippines:

April 5	June 12	November 2	December 31
April 6	August 20	November 30
April 9	August 21	December 24
May 1	November 1	December 25

A-4

Poland:

April 6	June 7	December 26
April 9	August 15
May 1	November 1
May 3	December 26

Portugal:

February 21	May 1	October 5	December 26
April 6	June 7	November 1
April 9	June 13	December 24
April 25	August 15	December 25

Russia:

January 2	January 6	March 8	May 9	December 31
January 3	January 9	March 9	June 11
January 4	February 23	April 30	June 12
January 5	February 24	May 1	November 5

Singapore:

January 2	May 5	October 26
January 23	May 7	November 13
April 6	August 9	December 25
May 1	August 20

South Africa:

January 2	April 27	December 17
March 21	May 1	December 25
April 6	August 9	December 26
April 9	September 24

South Korea:

January 23	April 11	June 6	October 3	December 31
January 24	April 12	July 17	December 19
March 1	May 1	August 15	December 20
April 5	May 28	October 1	December 25

Spain:

January 6	April 9	August 15	December 6
March 20	May 1	October 12	December 25
April 5	May 2	November 1	December 26
April 6	May 15	November 9

Sweden:

January 6	May 17	December 25
April 6	June 6	December 26
April 9	June 22	December 31
May 1	December 24

Switzerland:

January 2	April 9	June 7	September 6	December 26
January 6	May 1	June 29	November 1	December 31
March 19	May 17	August 1	December 24
April 6	May 28	August 15	December 25

A-5

Taiwan:

January 19	January 25	May 1
January 20	January 26	October 10
January 23	February 28
January 24	April 4

Thailand:

January 2	April 16	August 3	December 10
March 8	May 1	August 13	December 31
April 6	May 7	October 23
April 13	June 4	December 5

Turkey:

April 23	October 25
August 20	October 26
August 21	October 28
August 30	October 29

United Kingdom:

January 2	May 28
April 6	August 27
April 9	December 25
May 7	December 26

The dates of the Regular Holidays in calendar year 2013 are:

Argentina:

January 1	April 1	June 16	October 12
March 24	April 2	June 17	October 19
March 28	May 1	July 9	December 18
March 29	May 25	August 19	December 25

Australia:

January 1	March 29	May 20	August 14	December 25
January 28	April 1	June 3	September 30	December 26
March 4	April 25	June 10	October 7
March 11	May 6	August 5	November 5

Austria:

January 1	May 9	November 1	December 31
March 29	May 20	December 24
April 1	May 30	December 25
May 1	August 15	December 26

Belgium:

January 1	May 9	November 1
March 29	May 10	November 11
April 1	May 20	December 25
May 1	August 15	December 26

Brazil:

January 1	March 29	November 15	December 31
January 25	May 1	November 20
February 11	May 30	December 24
February 12	July 9	December 25

A-6

Canada:

January 1	May 20	September 2	December 26
January 2	June 24	October 14
February 18	July 1	November 11
March 29	August 5	December 25

Chile:

January 1	May 27	November 1
March 29	August 15	December 25
May 1	September 18	December 31
May 21	September 19

China:

January 1	February 12	May 1	July 4	October 3	November 28
January 21	February 13	May 2	September 2	October 4	December 25
February 7	February 14	May 3	September 30	October 7
February 8	February 15	May 6	October 1	October 14
February 11	February 18	May 7	October 12	November 11

Colombia:

January 1	March 29	June 10	October 14	December 31
January 7	May 1	July 1	November 4
March 25	May 13	August 7	November 11
March 28	June 3	August 19	December 25

Czech Republic:

January 1	May 9	December 25
March 29	June 21	December 26
April 1	December 6	December 31
May 1	December 24

Denmark:

January 1	April 26	December 24
March 28	May 9	December 25
March 29	May 19	December 26
April 1	June 5	December 31

Egypt:

January 1	May 1	July 23	October 6	November 4
January 7	May 5	August 7	October 14	November 5
January 24	May 6	August 8	October 15
April 25	July 1	August 11	October 16

Finland:

January 1	May 9	December 25
March 29	June 21	December 26
April 1	December 6	December 31
May 1	December 24

France:

January 1	May 8	December 25
March 29	May 9	December 26
April 1	August 15
May 1	November 1

A-7

Germany:

January 1	May 1	August 15	December 25
February 11	May 9	October 3	December 26
March 29	May 20	November 1	December 31
April 1	May 30	December 24

Greece:

January 1	April 1	June 24	December 26
March 18	May 1	August 15
March 25	May 3	October 28
March 29	May 6	December 25

Hong Kong:

January 1	April 1	June 12	October 14	December 31
February 11	April 4	July 1	December 24
February 12	May 1	September 20	December 25
March 29	May 17	October 1	December 26

Hungary:

January 1	May 20	November 1
March 15	August 19	December 24
April 1	August 20	December 25
May 1	October 23	December 26

India:

January 25	April 11	May 25	August 15	October 16	December 25
January 26	April 19	June 29	August 22	November 4
March 27	April 20	July 1	September 9	November 5
March 29	April 23	August 9	September 30	November 14
April 1	May 1	August 10	October 2	November 15

Indonesia:

January 1	April 11	August 8	October 15	December 25
January 25	May 9	August 9	November 4	December 26
March 12	June 7	August 12	November 5	December 30
March 29	August 7	August 13	December 24	December 31

Ireland:

January 1	May 1	October 28	December 27
March 18	May 6	December 24
March 29	June 3	December 25
April 1	August 5	December 26

Israel:

February 24	April 1	May 15	September 6	September 25
March 25	April 14	July 16	September 13	September 26
March 26	April 15	September 4	September 18
March 31	May 14	September 5	September 19

Italy:

January 1	May 1	December 25
March 29	August 15	December 26
April 1	November 1	December 31
April 25	December 24

A-8

Japan:

January 1	February 11	May 6	October 14
January 2	March 20	July 15	November 4
January 3	April 29	September 16	December 23
January 14	May 3	September 23	December 31

Malaysia:

January 1	February 12	May 30	August 8	November 4
January 24	May 1	May 31	August 9	November 5
February 1	May 24	June 1	August 31	December 25
February 11	May 25	August 7	October 15

Mexico:

January 1	March 21	September 16	December 25
February 4	March 28	November 18
February 5	March 29	November 20
March 18	May 1	December 12

Netherlands:

January 1	April 30	May 20
March 29	May 1	December 25
April 1	May 9	December 26

New Zealand:

January 1	February 6	June 3
January 2	March 29	October 28
January 21	April 1	December 25
January 28	April 25	December 26

Norway:

January 1	May 1	November 9
March 28	May 1	December 25
March 29	May 17	December 26
April 1	May 20

Peru:

January 1	July 29	December 24
March 28	August 30	December 25
March 29	October 8	December 31
May 1	November 1

Philippines:

January 1	April 8	August 8	December 24
February 25	May 1	August 9	December 25
March 28	May 13	August 21	December 30
March 29	June 12	November 1	December 31

Poland:

January 1	May 3	November 11
March 29	May 30	December 25
April 1	August 15	December 26
May 1	November 1

A-9

Portugal:

January 1	April 25	June 13	December 25
February 12	May 1	August 15	December 26
March 29	May 30	November 1
April 1	June 10	December 24

Russia:

January 1	January 7	March 8	June 12
January 2	January 8	May 1	November 4
January 3	January 9	May 9
January 4	February 25	May 10

Singapore:

January 1	May 1	August 9	December 25
February 11	May 24	October 15
February 12	May 25	November 2
March 29	August 8	November 4

South Africa:

January 1	May 1	December 16
March 21	June 17	December 25
March 29	August 9	December 26
April 1	September 24

South Korea:

January 1	May 1	August 15	October 3
February 11	May 17	September 18	December 25
March 1	June 6	September 19	December 31
April 5	July 17	September 20

Spain:

January 1	March 29	May 15	December 25
January 7	April 1	August 15	December 26
March 19	May 1	November 1
March 28	May 2	December 6

Sweden:

January 1	May 9	December 25
March 29	June 6	December 26
April 1	June 21	December 31
May 1	December 24

Switzerland:

January 1	April 1	May 30	November 1	December 31
January 2	May 1	August 1	December 24
March 19	May 9	August 15	December 25
March 29	May 20	September 5	December 26

Taiwan:

January 1	February 12	April 4	October 10
February 7	February 13	May 1
February 8	February 14	June 12
February 11	February 28	September 19

A-10

Thailand:

January 1	April 16	July 1	December 5
February 25	May 1	July 23	December 10
April 8	May 6	August 12	December 31
April 15	May 27	October 23

Turkey:

January 1	August 9	October 16	October 29
April 23	August 30	October 17
August 7	October 14	October 18
August 8	October 15	October 28

United Kingdom:

January 1	May 27
March 29	August 26
April 1	December 25
May 6	December 26

Redemption: The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2012, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/18/2012	2/1/2012	14
1/19/2012	2/2/2012	14
1/20/2012	2/3/2012	14
4/26/2012	5/8/2012	12
4/27/2012	5/9/2012	12
4/30/2012	5/10/2012	10
9/26/2012	10/9/2012	13
9/27/2012	10/10/2012	13
9/28/2012	10/11/2012	13

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

A-11

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/14/2012	8/22/2012	8
8/15/2012	8/23/2012	8
8/16/2012	8/24/2012	8

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/14/2012	8/27/2012	13
8/15/2012	8/28/2012	13
8/16/2012	8/29/2012	13
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Ireland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/28/2012	9
12/20/2012	12/31/2012	11
12/21/2012	1/1/2013	11

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

A-12

Philippines:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8

Portugal:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/14/2012	3/22/2012	8
3/15/2012	3/23/2012	8
3/16/2012	3/26/2012	10
3/19/2012	3/27/2012	8
3/20/2012	3/28/2012	8
3/30/2012	4/10/2012	11
4/2/2012	4/11/2012	9
4/3/2012	4/12/2012	9
4/4/2012	4/13/2012	9
4/5/2012	4/16/2012	11
4/20/2012	4/30/2012	10
4/23/2012	5/2/2012	9
4/24/2012	5/3/2012	9
4/25/2012	5/4/2012	9
4/26/2012	5/7/2012	11
4/30/2012	5/8/2012	8
8/2/2012	8/10/2012	8
8/3/2012	8/13/2012	10
8/6/2012	8/14/2012	8
8/7/2012	8/15/2012	8
8/8/2012	8/16/2012	8
9/17/2012	9/25/2012	8
9/18/2012	9/26/2012	8
9/19/2012	9/27/2012	8
9/20/2012	9/28/2012	8
9/21/2012	10/1/2012	10
12/10/2012	12/18/2012	8
12/11/2012	12/19/2012	8
12/12/2012	12/20/2012	8
12/14/2012	12/24/2012	8
12/13/2012	12/21/2012	10
12/14/2012	12/24/2012	9
12/19/2012	12/27/2012	9
12/20/2012	12/28/2012	11
12/21/2012	1/1/2013	11
12/24/2012	1/2/2013	9

A-13

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/17/2012	1/27/2012	10
1/18/2012	1/30/2012	12

In the calendar year 2013, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

A-14

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/4/2013	2/19/2013	15
2/4/2013	2/20/2013	15
2/4/2013	2/21/2013	15
4/26/2013	5/8/2013	12
4/29/2013	5/9/2013	10
4/30/2013	5/10/2013	10
9/25/2013	10/8/2013	13
9/26/2013	10/9/2013	13
9/27/2013	10/10/2013	13

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/8/2013	10/17/2013	9
10/9/2013	10/18/2013	9
10/10/2013	10/21/2013	11
10/29/2013	11/6/2013	8
10/30/2013	11/7/2013	8
10/31/2013	11/8/2013	8

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Germany:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

A-15

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	12/31/2013	8

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/14/2013	12
8/5/2013	8/15/2013	10
8/6/2013	8/16/2013	10
12/19/2013	12/27/2013	8
12/20/2013	1/2/2014	13
12/23/2013	1/3/2014	11

Ireland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/30/2013	11
12/20/2013	12/31/2013	11
12/23/2013	1/2/2014	10

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Malaysia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8

Philippines:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10

Portugal:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	12/31/2013	8

A-16

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/14/2013	3/22/2013	8
3/15/2013	3/25/2013	10
3/18/2013	3/26/2013	8
3/19/2013	3/27/2013	8
3/20/2013	3/28/2013	8
3/22/2013	4/2/2013	11
3/25/2013	4/3/2013	8
3/26/2013	4/4/2013	8
3/27/2013	4/5/2013	8
3/28/2013	4/8/2013	11
4/24/2013	5/2/2013	8
4/25/2013	5/3/2013	8
4/26/2013	5/6/2013	10
4/29/2013	5/7/2013	8
4/30/2013	5/8/2013	8
6/10/2013	6/18/2013	8
6/11/2013	6/19/2013	8
6/12/2013	6/20/2013	8
6/13/2013	6/21/2013	8
6/14/2013	6/24/2013	10
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
8/7/2013	8/15/2013	8
8/8/2013	8/16/2013	8
9/17/2013	9/25/2013	8
9/18/2013	9/26/2013	8
9/19/2013	9/27/2013	8
9/20/2013	9/30/2013	10
9/23/2013	10/1/2013	8
12/11/2013	12/19/2013	8
12/12/2013	12/20/2013	8
12/13/2013	12/23/2013	10
12/18/2013	12/27/2013	9
12/19/2013	12/30/2013	11
12/20/2013	12/31/2013	11
12/23/2013	1/2/2014	10
12/24/2013	1/3/2014	10

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/25/2013	4/2/2013	8
3/26/2013	4/3/2013	8
3/27/2013	4/4/2013	8

A-17

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/5/2013	2/15/2013	10
2/6/2013	2/18/2013	12

Turkey:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/10/2013	10/21/2013	11
10/11/2013	10/22/2013	11

A-18

Global X Permanent ETF

NYSE Arca, Inc: PERM

Prospectus

October 26, 2012

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares in a Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in a Fund involve investment risks, including the loss of principal.

fund summary	1

ADDITIONAL INFORMATION ABOUT THE FUND’S STRATEGIES AND RISKS	8

PORTFOLIO HOLDINGS INFORMATION	16

FUND MANAGEMENT	16

DISTRIBUTOR	17

BUYING AND SELLING fund SHARES	18

FREQUENT TRADING	19

DISTRIBUTION AND SERVICE PLAN	19

DIVIDENDS AND DISTRIBUTIONS	19

taxes	20

DETERMINATION OF NET ASSET VALUE	23

PREMIUM/DISCOUNT INFORMATION	25

TOTAL RETURN INFORMATION	25

INFORMATION REGARDING THE UNDERLYING INDEX AND THE INDEX PROVIDER	26

OTHER SERVICE PROVIDERS	27

FINANCIAL HIGHLIGHTS	27

OTHER INFORMATION	29

FUND SUMMARY

Global X Permanent ETF

Ticker: PERM Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X Permanent ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Permanent Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.48%
Distribution and Service (12b-1) Fees:	None
Other Expenses: [1]	0.00%
Acquired Fund Fees and Expenses:[2]	0.01%
Total Annual Fund Operating Expenses:	0.49%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$50	$157

[1]	"Other Expenses" are estimates for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange traded funds (“ETFs”) in which the Fund invests. These expenses are estimates for the current fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets.

1

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From commencement of operations on February 7, 2012 to the most recent fiscal year end, the Fund’s portfolio turnover rate was 14.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is sponsored by an organization (“Index Provider”) that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Fund’s Index Provider is Structured Solutions AG. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by Structured Solutions AG. On each rebalance, the Underlying Index allocates 25% each to four asset class categories, as follows:

Asset Class	Allocation
Stocks:
• U.S. Large Cap Stocks	9%
• U.S. Small Cap Stocks	3%
• International Stocks	3%
• U.S. Real Estate Stocks	5%
• U.S. and Foreign Natural Resource Stocks	5%
U.S. Treasury Bonds (Long-Term) (remaining maturity greater than 20 years)	25%
U.S. Treasury Bills and Bonds (Short-Term) (remaining maturity of less than three years)	25%
Gold & Silver:
• Physical Gold ETFs and ETCs	20%
• Physical Silver ETFs and ETCs	5%
Total	100%

2

The Underlying Index may include U.S. and foreign exchange traded vehicles, including exchange traded funds (“ETFs”) and exchange traded commodities (“ETCs”). As of October 1, 2012 the Underlying Index had 88 constituents, which included ETFs for U.S. Small Cap Stocks and International Stocks, as well as ETCs for Gold and Silver.

The Underlying Index rebalances annually. Between rebalances, actual allocations of the Underlying Index may deviate from each allocation shown above as a result of performance differences among the different asset classes. The Index Provider will also rebalance between scheduled rebalance dates if the Underlying Index weights deviate from the above asset class allocation beyond pre-established maximum thresholds, as defined by the Index Provider.

The Adviser will use a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. The Fund may or may not hold all of the securities in the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

3

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Risk Related to Investing in Equity Securities: Equity securities are subject to changes in value and their values may be more volatile than other asset classes. Prices of the securities held by the Fund could fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Fund. These fluctuations may be due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate or the issuing company’s particular circumstances. Equity securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general U.S. equity securities market.

Risk Related to Investing in Large-Capitalization Stocks: Large-capitalization stocks may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Risk Related to Investing in Small-Capitalization Stocks: Small-capitalization stocks may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Risk Related to Investing in International Stocks: The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, world events – such as political upheaval, financial troubles, or natural disasters – could adversely affect the value of securities issued by companies in foreign countries or regions. Stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Risk Related to Investing in Real Estate Stocks: Real estate stocks and Real Estate Investment Trusts (REITs) are particularly vulnerable to decline in the event of deflationary economic conditions, and are subject to interest rate risk, leverage risk, property risk and management risk. REITs tend to be small- or mid-capitalization stocks and there is the possibility that returns from REITs may trail returns from the overall stock market.

Risk Related to Investing in Natural Resource Stocks: Any decline in the general level of prices of oil & gas, minerals or agricultural commodities would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions.

4

Risk Related to Investing in U.S. Treasury Bills and Bonds: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities fall when prevailing interest rates rise. Price fluctuations of long-term U.S. Treasury securities are greater than price fluctuations for shorter term U.S. Treasury securities, and may be as extensive as the price fluctuations of common stock. The Fund’s yield on investments in U.S. Treasury securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Risk Related to Investing in Gold and Silver: The Fund invests in ETFs and/or ETCs that invest in physical gold or silver. Gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the price gains or losses from the commodity. Investing in ETFs or ETCs that invest in physical gold or silver may subject the Fund to greater volatility than investments in traditional securities. Gold and silver may also be significantly affected by developments in the gold and silver mining industry, respectively, and prices of gold and silver may fluctuate sharply over short periods of time. Income derived from gold and silver (or ETFs or ETCs investing in gold and silver) is generally not qualifying income for purposes of the RIC diversification tests under the Internal Revenue Code.

Risk Related to Investing in ETFs: The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

Risk Related to Investing in ETCs: The Fund may hold ETCs to gain exposure to physical gold and silver. As a result, the Fund is subject to the same risks as the underlying ETCs. While the risks of owning shares of an underlying ETC generally reflect the risks of owning the underlying metals the ETC holds, lack of liquidity in an underlying ETC can result in its value being more volatile than the metals themselves. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETCs. ETCs that invest in physical gold or silver may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, ETCs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940. Income derived from commodities is generally not qualifying income for purposes of the RIC diversification tests under the Internal Revenue Code.

5

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes. Even if the Underlying Index seeks to preserve and increase its value over the long-term, it is subject to the risk of suffering substantial short-term declines from time to time, which would also result in substantial losses for the Fund.

Commodities Regulatory Risk: Gold and Silver are commodities. The CFTC may repropose regulations that may limit the use of commodity interests by the Fund. Any changes in regulations could affect the Fund’s ability to qualify as a RIC or to pursue its investment program as described in this prospectus. If that occurs, the Board will consider an appropriate course of action.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Market Trading Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Foreign Investment Company Risk: Some Fund holdings may be characterized as “passive foreign investment companies” (PFICs) for U.S. tax purposes. Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

6

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is the Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is the Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

Shares will be listed and traded at market prices on an exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because exchange-traded fund Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only Authorized Participants who have entered into agreements with the Fund’s distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof ("Creation Units"). The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each Business Day.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account ("IRA").

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of the Fund’s Shares and related services. These payments may create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S STRATEGIES AND RISKS

ADDITIONAL STRATEGIES

In addition to the investment strategies discussed above under Fund Summaries—Principal Investment Strategies, the Fund may use the following investment strategies:

Derivative Instruments, Cash or Stocks not included in the Underlying Index: The Fund may invest up to 20% of its assets in (i) certain futures, options and swap contracts (which may be leveraged and are considered derivatives), (ii) cash and cash equivalents and (iii) stocks not included in the Underlying Index, provided, in each case, that the Adviser believes the instrument will help the Fund track the Underlying Index.

ADDITIONAL RISKS

The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Index may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. Even if the Underlying Index seeks to preserve and increase its value over the long term, it is subject to the risk of suffering substantial short-term declines from time to time, which would also result in substantial losses for the Fund.

Commodities Regulatory Risk

Gold and Silver are commodities. The CFTC may repropose regulations that may limit the use of commodity interests by the Fund. Any changes in regulations could affect the Fund’s ability to pursue its investment program as described in this prospectus. If that occurs, the Board will consider an appropriate course of action.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to a Fund. Such a default may cause the value of an investment in a Fund to decrease.

Currency Risk

Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates. Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

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Derivatives Risk

The Fund may trade in options, futures and swap contracts, which may be leveraged. Investments in leveraged instruments may result in losses exceeding the amounts invested. The Fund may use these instruments to help the Fund track its Underlying Index, for example, to avoid exceeding the maximum investment limits in investing in other investment companies. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Foreign Security Risk

Foreign markets are subject to special risks including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; less availability of public information about issuers; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Funds; higher transaction and custody costs and delays in settlement procedures; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; and weaker accounting, disclosure and reporting requirements. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company.

Leverage Risk

The Fund (i) may invest up to 20% of its assets in certain futures, options and swap contracts, and (ii) borrow money from a bank as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Fund. If the value of the Fund’s assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of the Fund’s assets decreases, leveraging would cause the Fund's NAV to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

Market Trading Risks

Absence of Active Market

Although Shares are or will be listed for trading on a U.S. exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained.

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Lack of Market Liquidity

Secondary market trading in Shares may be halted by an exchange because of market conditions or for other reasons. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met or will remain unchanged.

Risks of Secondary Listings

The Fund’s Shares may be listed or traded on U.S. and non-U.S. exchanges other than the U.S. exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s Shares will continue to trade on any such exchange or in any market or that the Fund’s Shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s Shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk

Shares of a Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem Shares. On such days, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of the Fund May Trade at Prices Other Than NAV

Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. The trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to the Fund's Shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

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Since foreign exchanges may be open on days when the Fund does not price Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Costs of Buying or Selling Fund Shares

Buying or selling Fund Shares involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund Shares (the "bid" price) and the market price at which they are willing to sell Fund Shares (the "ask" price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

The Fund is classified as “non-diversified.” This means that the Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

The Fund is not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets.

Qualification as a Regulated Investment Company

The Fund must meet a number of diversification requirements to qualify as a “regulated investment company” (“RIC”) under Section 851 of the Internal Revenue Code and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might accelerate borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and as of the close of the following fiscal quarter to attempt to meet the requirements. However, the Fund may incur additional expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from accelerated borrowings) are likely to reduce the Fund’s return to investors.

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Risk Related to Investing in Equity Securities

Equity securities are subject to changes in value and their values may be more volatile than other asset classes. Prices of the securities held by the Fund could fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Fund. These fluctuations may be due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate or the issuing company’s particular circumstances. Equity securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general U.S. equity securities market.

Risk Related to Investing in Large-Capitalization Stocks

Large-capitalization stocks may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Risk Related to Investing in Small-Capitalization Stocks

Small-capitalization stocks may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Risk Related to Investing in International Stocks

The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, world events—such as political upheaval, financial troubles, or natural disasters—could adversely affect the value of securities issued by companies in foreign countries or regions. Stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Risk Related to Investing in Real Estate Stocks

Real estate stocks and Real Estate Investment Trusts (REITs) are particularly vulnerable to decline in the event of deflationary economic conditions, and are subject to interest rate risk, leverage risk, property risk and management risk. REITs tend to be small- or mid-capitalization stocks and there is the possibility that returns from REITs may trail returns from the overall stock market. Historically, REITs have performed quite differently from the overall market. REITs are subject to interest rate risks (especially Mortgage REITs) and the risk of default by lessees or borrowers. An Equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A Mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.

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Risk Related to Investing in Natural Resource Companies

Any decline in the general level of prices of oil & gas, minerals or agricultural commodities would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions.

Natural resource companies could be adversely affected by commodity price volatility, exchange rates, import and price controls, regulations and worldwide competition. At times, worldwide production of industrial and agricultural commodities has exceeded demand as a result of over-supply or economic downturns, leading to poor investment returns or losses in natural resource companies. Natural resource companies are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Risk Related to Investing in U.S. Treasury Bills and Bonds

Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities fall when prevailing interest rates rise. Price fluctuations of long-term U.S. Treasury securities are greater than price fluctuations for shorter term U.S. Treasury securities, and may be as extensive as the price fluctuations of common stock. The Fund’s yield on investments in U.S. Treasury securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Risk Related to Investing in Gold and Silver

The Fund invests in ETFs and/or ETCs that invest in physical gold and silver. Gold and silver are metals and they generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the price gains or losses from the commodity. Investing in ETFs or ETCs that invest in physical gold and silver may subject the Fund to greater volatility than investments in traditional securities. Gold and silver may also be significantly affected by developments in the gold and silver mining industry, respectively, and the price of gold and silver may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies, changes in industrial and commercial demand, gold sales by governments, central banks or international agencies, investment speculation and monetary and other economic policies of various governments.

In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Fund’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries.

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Risk Related to Investing in Exchange Traded Funds (ETFs)

The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. Certain of the underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A complete list of each underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each underlying ETF prior to investing in the Fund.

ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

Risk Related to Investing in Exchange Traded Commodities (ETCs)

The Fund may hold exchange-traded commodities or ETCs that hold physical gold and silver. ETCs are secured, undated, debt securities listed on certain foreign stock exchanges that are designed to track the underlying metal(s). The issuer is a special purpose vehicle established for the purpose of investing in the underlying metal, which forms the assets underlying the ETC securities. Gold and silver ETCs are backed by physical allocated gold and silver, respectively. Each individual ETC security has an effective entitlement to the physical gold or silver. A security holder has the right, at any time, to require the redemption of all or any of its securities for physical metal or cash.

As a result, the Fund is subject to the same risks as the underlying gold or silver. Lack of liquidity in an underlying ETC can result in its value being more volatile than the underlying metal. The ETC price accrues daily the management expenses of the ETC. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETCs.

ETCs that invest in gold and silver may become subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, ETCs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

Income derived from commodities is generally not qualifying income for purposes of the RIC diversification tests under the Internal Revenue Code.

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Passive Foreign Investment Company Risk

Some Fund holdings may be characterized as “passive foreign investment companies” (PFICs) for U.S. tax purposes. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Internal Revenue Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Tracking Error Risk

Tracking Error risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between the Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Index, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements and investment company limits that apply to the Fund but not to the Underlying Index) and timing variances, among other factors.

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Valuation Risk

Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PORTFOLIO HOLDINGS INFORMATION

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s combined Statement of Additional Information (“SAI”). The largest holdings of the Fund can be found at www.globalxfunds.com and Fund Fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-888-GX-Fund-1 (1-888-493-8631).

FUND MANAGEMENT

Investment Adviser

Global X Management Company LLC serves as the Adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Adviser has been an investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 623 Fifth Avenue, 15th floor, New York, New York 10022.

Pursuant to the Supervision and Administration Agreement and subject to the general supervision of the Board of Trustees of the Trust, the Adviser provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Fund and also bears the costs of various third-party services required by the Fund, including audit, certain custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Fund pursuant to an Investment Advisory Agreement.

The Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. During the fiscal year ended June 30, 2012, the Fund paid a monthly Management Fee to the Adviser at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.48%.

In addition, the Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total ratio of the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by the Fund. Also, the Adviser, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

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The Trust, the Adviser and the Distributor each have adopted a code of ethics (“Code”), as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a Code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The Codes are on file with the SEC and are available to the public.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Fund is available in the Fund’s Annual Report to shareholders for the fiscal year ended June 30, 2012.

Portfolio Management

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Bruno del Ama and Jose Gonzalez.

Bruno del Ama: Bruno del Ama has been Chief Executive Officer of the Adviser since March 2008. Prior to joining the Adviser, Mr. del Ama was a director at Radian Asset Assurance from 2004 to 2008. Mr. del Ama received a Masters in Business Administration from the Wharton Business School.

Jose Gonzalez: Jose Gonzalez has been Chief Operating Officer of the Adviser since March 2008. Mr. Gonzalez is also a registered representative of GWM Group, Inc. (“GWM”), a registered broker-dealer. Mr. Gonzalez has been affiliated with GWM since 2006.

The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities of the Fund.

DISTRIBUTOR

SEI Investments Distribution Co. distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is One Freedom Valley Drive Oaks, PA 19456. The Distributor is not affiliated with the Adviser.

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BUYING AND SELLING FUND SHARES

Shares of the Fund trade on the listing exchange and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other Shares of publicly traded securities. There is no minimum investment for purchases made on the listing exchange. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to Shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Shares, frequent trading may reduce investment return.

Shares of a Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section in the SAI. Once created, Shares generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund trade under the trading symbols listed for the Fund in the Fund Summaries section of the Prospectus.

The Fund that is available for purchase is listed on an exchange. The exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any rights as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual funds (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm Fund shareholders because these trades does not involve the Fund directly. A few institutional investors are authorized to purchase and redeem each Shares directly with the Fund. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Fund.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for the Fund.

Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

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TAXES

The following is a summary of certain tax considerations that may be relevant to an investor in the Fund. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. The Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders all or substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Fund’s distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Shares or whether you take distributions in cash of additional Shares. The maximum long-term capital gain rate applicable to individuals is 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates through 2012, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by a Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by such Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply, you must have owned your Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the Shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Fund’s holdings may not be qualifying dividends.

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A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. All dividends (including the deducted portion) must be included in a corporation’s alternative minimum taxable income calculations.

Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy Shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

You will be informed of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

The Fund’s investments in partnerships, including in Qualified Publicly Traded Partnerships, may result in such Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if such Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by such Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which such Fund pays income tax for the taxable year ending in the calendar year. Although such Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, such Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

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Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of such Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Fund’s net capital gain.

Foreign Taxes. The Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of the Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale of Shares is a taxable event on which a gain or loss may be recognized. The amount of gain or loss is based on the difference between your tax basis in Shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Shares for over one-year at the time you sell or exchange them. Gains and losses on Shares held for one-year or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gains distributions that you have received on the Shares. A loss realized on a sale or exchange of Shares may be disallowed under the so-called “wash sale” rules to the extent the Shares disposed of are replaced with other Shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan will not be currently taxable unless the Shares were purchased with borrowed funds.

Backup Withholding. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury the applicable back up withholding rate of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service, or (iii) who has failed to certify to a Fund, when required to do so, that he or she is not subject to backup withholding or is an “exempt recipient.”

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U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of Shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by such Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Fund.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

General Disclaimer. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

Consult Your Tax Professional. Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. More tax information relating to the Fund is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

DETERMINATION OF NET ASSET VALUE

The Fund calculates its NAV generally once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of the Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Shares, generally rounded to the nearest cent.

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In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such Fund’s published NAV per share. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Fund’s Board of Trustees. The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding seven calendar days. A list of the holiday schedules of the foreign exchanges of the Fund’s Underlying Index, as well as the dates on which a settlement period would exceed seven calendar days in 2012 is contained in the SAI.

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The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect the Fund’s ability to track its Underlying Index.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past four calendar quarters can be found at www.globalxfunds.com.

TOTAL RETURN INFORMATION

The table that follows presents information about the total returns of the Fund’s Underlying Index and the total returns of the Fund. The information presented for the Fund is as of the most recent fiscal year end.

The Fund’s per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund Shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. The price used to calculate Market Price is determined by using the midpoint between the bid and the ask on the primary stock exchange on which Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. The investment return and principal value of Shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Cumulative Total Returns

Inception to 06/30/12

	NAV	MARKET	UNDERLYING INDEX
Global X Permanent ETF [1]	-1.08%	-0.96%	-0.84%

1 For the period since inception on 2/7/12 to 6/30/12

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INFORMATION REGARDING THE UNDERLYING INDEX AND THE INDEX PROVIDER

Solactive Permanent Index

The Solactive Permanent Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by the Index Provider. On each rebalance, the Underlying Index allocates 25% each to four asset class categories as follows:

Asset Class	Allocation
Stocks:
• U.S. Large Cap Stocks	9%
• U.S. Small Cap Stocks	3%
• International Stocks	3%
• U.S. Real Estate Stocks	5%
• U.S. and Foreign Natural Resource Stocks	5%
U.S. Treasury Bonds (Long-Term) (remaining maturity greater than 20 years)	25%
U.S. Treasury Bills and Bonds (Short-Term) (remaining maturity of less than three years)	25%
Gold & Silver:
• Physical Gold ETF and ETC	20%
• Physical Silver ETF and ETC	5%
Total	100%

The Underlying Index may include U.S. and foreign exchange traded vehicles, including ETFs and ETCs. As of October 1, 2012 the Underlying Index had 88 constituents, which included ETFs for U.S. Small Cap Stocks and International Stocks, as well as ETCs for Gold and Silver.

The Underlying Index rebalances annually on the last business day in June. Between rebalances, actual allocations of the Underlying Index may deviate from each allocation shown above as a result of performance differences among the different asset classes. The Index Provider will also rebalance between scheduled rebalance dates if the index weights deviate from the above asset class allocation beyond pre-established maximum thresholds, as defined by the Index Provider.

The Underlying Index is maintained by Structured Solutions AG (“Structured Solutions”), a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform. Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

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OTHER SERVICE PROVIDERS

SEI Investments Global Funds Services is the sub-administrator for the Fund.

Brown Brothers Harriman & Co. is the custodian and transfer agent for the Fund.

Dechert LLP serves as legal counsel to the Independent Trustees of the Fund.

Ernst & Young, LLP serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help investors understand the Fund’s financial performance. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Ernst & Young, LLP serves as the Fund’s independent registered public accounting firm and has audited the financial statements of the Fund for the fiscal year ended June 30, 2012. Their report appears in the Trust’s annual report, which is available without charge upon request.

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Financial Highlights - Period Ended June 30, 2012

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total From Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)†	Ratio of Net Investment Income to Average Net Assets (%)†	Portfolio Turnover (%)††
		Global X Permanent ETF

2012(1)	25.04	0.09	(0.36)	(0.27)	—	—	—	24.77	(1.08)	14,859	0.48	0.92	14.89

(1)	The Fund commenced operations on February 7, 2012.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

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OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the listing exchange. The listing exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve their objectives. The listing exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act enter into an agreement with the Trust regarding the terms of the investment.

The Trust has obtained an SEC order permitting registered investment companies to invest in Shares as described above. One such condition stated in the order is that registered investment companies relying on the order must enter into a written agreement with the Trust.

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For more information visit our website at or

call 1-888-GXFund-1 (1-888-493-8631)

www.globalxfunds.com

Investment Adviser
Global X Management Company LLC
623 Fifth Avenue, 15th floor
New York, NY 10022

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Sub-Administrator
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel to the Independent Trustees
Dechert LLP
1775 I Street
Washington, DC 20006-2401

Independent Registered Public Accounting Firm

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

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A Statement of Additional Information dated October 26, 2012, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

Additional information about the Fund that has commenced operations and its investments will be available in its annual and semi-annual reports to shareholders when available. The annual report will explain the market conditions and investment strategies affecting the Fund’s performance during its last fiscal year.

You can ask questions or obtain a free copy of the Fund’s shareholder report or the Statement of Additional Information by calling 1-888-GXFund-1 (1-888-493-8631). Free copies of the Fund’s shareholder report (once available) and the Statement of Additional Information are available from our website at www.globalxfunds.com.

Information about the Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street N.E., Room 1580, Washington, DC 20549-1520.

PROSPECTUS

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

October 26, 2012

Investment Company Act File No.: 811-22209

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Statement of Additional Information

Dated October 26, 2012

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the Global X Permanent ETF (ticker: PERM) (“Fund”) of Global X Funds (“Trust”) as such Prospectus may be revised or supplemented from time to time:

The Prospectus for the Fund is dated October 26, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The financial statements and notes contained in the Annual Report of the Trust for the Funds covered by this SAI for the fiscal period ended June 30, 2012 are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus may be obtained without charge by writing to SEI Investments Global Funds Services, One Freedom Valley Drive Oaks, PA 19456, calling 1-888-GXFund-1 (1-888-493-8631) or visiting www.globalxfunds.com. The principal U.S. national stock exchange on which the Fund is listed is NYSE Arca, Inc.

GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS	1

ADDITIONAL INVESTMENT INFORMATION	1

EXCHANGE LISTING AND TRADING	1

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS	2

INFORMATION REGARDING THE UNDERLYING INDEX AND THE INDEX PROVIDER	15

INVESTMENT RESTRICTIONS	15

CONTINUOUS OFFERING	17

PORTFOLIO HOLDINGS	17

MANAGEMENT OF THE TRUST	18

BOARD OF TRUSTEES AND OFFICERS	18

STANDING BOARD COMMITTEES	23

TRUSTEE OWNERSHIP OF FUND SHARES	23

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES	23

TRUSTEE COMPENSATION	24

CODE OF ETHICS	24

PORTFOLIO MANAGERS	25

BROKERAGE TRANSACTIONS	27

PROXY VOTING	27

SUB-ADMINISTRATOR	28

DISTRIBUTOR	29

CUSTODIAN AND TRANSFER AGENT	29

DESCRIPTION OF SHARES	29

BOOK-ENTRY ONLY SYSTEM	32

PURCHASE AND REDEMPTION OF CREATION UNITS	33

CREATION UNIT AGGREGATIONS	33

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS	33

REDEMPTION OF CREATION UNITS	36

TAXES	39

FEDERAL - GENERAL INFORMATION	39

BACK-UP WITHHOLDING	41

SECTIONS 351 AND 362	41

QUALIFIED DIVIDEND INCOME	42

CORPORATE DIVIDENDS RECEIVED DEDUCTION	42

NET CAPITAL LOSS CARRYFORWARDS	42

EXCESS INCLUSION INCOME	42

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS	43

SALES OF SHARES	47

OTHER TAXES	47

FOREIGN TAXES	48

TAXATION OF NON-U.S. SHAREHOLDERS	48

REPORTING	49

NET ASSET VALUE	49

DIVIDENDS AND DISTRIBUTIONS	50

GENERAL POLICIES	50

DIVIDEND REINVESTMENT SERVICE	50

OTHER INFORMATION	50

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	50

COUNSEL	50

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	51

ADDITIONAL INFORMATION	51

APPENDIX A	A-1

GENERAL DESCRIPTION OF THE TRUST AND its FUNDs

The Trust currently consists of 87 investment portfolios. The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (“Securities Act”). This SAI relates only to the Global X Permanent ETF (the “Fund”). The Fund is “non-diversified” and, as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (“Underlying Index”). The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any change of the Fund’s investment objective. If the Adviser changes the Underlying Index, the name of the Fund may be changed as well. The Fund is managed by Global X Management Company LLC (“Adviser”).

The Fund offers and issue shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity and fixed income securities included in its Underlying Index (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). The shares of the Fund are, or will be, listed and expected to be traded on the NYSE Arca (“Exchange”).

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares. The number of shares per Creation Unit of the Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X Permanent ETF	50,000

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the Purchase and Redemption of Creation Units section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

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As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of the Fund, the Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for the Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, the Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the IOPV for the Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. The Fund invests at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. The Fund may also invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index, provided, in each case, the Adviser believes the instrument will help the Fund track its Underlying Index.

The Global X Permanent ETF uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts based on securities in the Underlying Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

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BONDS. The Fund invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by company, governmental unit or a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the Fund may have to reinvest the proceeds at lower market rates. Similarly, the Fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased as a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but the value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of a liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specific collateral).

DEPOSITARY RECEIPTS. The Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in Depositary Receipts based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

To the extent the Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. The Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. The Fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

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The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, the Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “A-1” by Standard & Poor’s Rating Service (“S&P”) or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Congress has temporarily increased FDIC deposit insurance on deposit notes from $100,000 to $250,000 per depositor through December 31, 2013.

The Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Fund may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. The Fund may invest up to 20% of its total assets in swap contracts.

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A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, index or other total return swaps and foreign currency swaps.

The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments provide a great deal of flexibility. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of the Fund and another party to make or receive payments in specific currencies.

Some swaps transactions are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that such Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, other swaps transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.

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The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P, or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect such Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In connection with the Fund’s position in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

EXCHANGE TRADED COMMODITIES (ETCs). The Fund may hold exchange-traded commodities or ETCs that invest in physical gold and silver. ETCs are secured, undated, debt securities listed on certain foreign stock exchanges that are designed to track underlying commodities. The issuer is a special purpose vehicle established for the purpose of investing in the underlying metal, which forms the assets underlying the ETC securities. Gold and silver ETCs are backed by physical allocated gold and silver, respectively. Each individual ETC security has an effective entitlement to the physical gold or silver. A security holder has the right, at any time, to require the redemption of all or any of its securities for physical metal or cash. As a result, the Fund is subject to the same risks as the underlying gold or silver. Lack of liquidity in an underlying ETC can result in its value being more volatile than the underlying metal. The ETC price accrues daily the management expenses of the ETC. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETCs.

ETCs that invest in physical metals may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in the prospectus. Additionally, ETCs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

EXCHANGE TRADED FUNDS (ETFs). The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund is subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. An ETF may trade at a premium or discount to its net asset value. Certain of the underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A complete list of each underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each underlying ETF prior to investing in the Fund.

ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities and could affect the Fund’s ability to pursue its investment program as described in this prospectus. Additionally, some ETFs are not registered under the Investment Company of 1940 Act and therefore, are not subject to the regulatory scheme and investor protections of the Investment Company Act of 1940.

FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, the Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. The Fund, however, does not expect to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. The Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

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Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

FOREIGN INVESTMENTS - GENERAL. To the extent consistent with its investment policies, the Fund may invest in foreign securities. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

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The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Fund may expose them to risks independent of their securities positions.

The Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, the Fund may invest up to 20% of its total assets (minus any percent of Fund assets invested in other derivatives) in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Futures Contracts. Each Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulation may not be afforded certain of the protective measures provided by domestically. In addition, the price of foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

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Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

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Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. Each Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

CFTC REGULATION. In February 2012, the CFTC announced substantial amendments to the exclusions, and to the conditions for reliance on the exclusions, from registration as a commodity pool operator. Under these amendments, a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The CFTC amendments became effective on April 24, 2012, but the compliance date is December 31, 2012. Therefore, pending judicial challenge, as of January 1, 2013, the CFTC amendments will impose limitations on the Funds’ trading of commodity interests. Because, however, each of the Funds engages only in a de minimis amount of such transactions, the Funds expect to continue to claim an exclusion from registration as a commodity pool operator under the Commodity Exchange Act, and the Adviser expects to continue to claim an exclusion as a commodity trading advisor with respect to the Funds. Therefore, none of the Funds or the Adviser expect to be subject to the registration and regulatory requirements of the Commodity Exchange Act.

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GOLD AND SILVER. The Fund invests in gold and silver ETFs and/or ETCs. Gold and silver are physical metals and they generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the price gains or losses from the commodity. Investing in ETFs or ETCs that invest in physical gold and silver may subject the Fund to greater volatility than investments in traditional securities. Gold and silver may also be significantly affected by developments in the gold and silver mining industry respectively, and the price of gold and silver may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies, changes in industrial and commercial demand, gold sales by governments, central banks or international agencies, investment speculation and monetary and other economic policies of various governments.

In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Fund’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries.

Government Intervention in Financial Markets. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, the Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act and securities that are not registered under the Securities Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust’s Board of Trustees that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. Each Fund may invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Fund can hold more than 3% of the total outstanding voting stock of any single investment company. When a Fund invests in another investment company, it bears a proportionate share of expenses charged by the investment company in which it invests. Investments by the Fund in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Fund may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Fund’s investments in ETFs. These policies and procedures require, among other things, that (i) the Adviser conduct the Fund’s investment in ETFs without regard to any consideration received by the Fund or any of its affiliated persons and (ii) the Adviser certify to the Board quarterly that it has not received any consideration in connection with an investment by the Fund in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of Advisery fees shall be waived by the Adviser.

Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

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If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

LEVERAGE. The Fund may (i) invest up to 20% of its assets in certain futures, options and swap contracts, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Fund. If the value of the Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of the Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

New Fund Risks. The Fund is a new fund, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

OPTIONS. To the extent consistent with its investment policies, the Fund may invest up to 20% of net assets in put options and buy call options and write covered call and secured put options that the Adviser believes will help the Fund to track its Underlying Index. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Fund will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

All put options written by the Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

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With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

The Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, the Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, the Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, The Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. Collateral for loans of portfolio securities made by the Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and the Fund is responsible for any loss that may result from its investment in borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

TRACKING VARIANCE. As discussed in the Prospectus, the Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of the Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

WARRANTS. To the extent consistent with its investment policies, the Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

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INFORMATION REGARDING THE UNDERLYING INDEX AND THE INDEX PROVIDER

Solactive Permanent Index

The Solactive Permanent Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by the Index Provider. On each rebalance, the Underlying Index allocates 25% each to four asset class categories as follows:

Asset Class	Allocation
Stocks:
• U.S. Large Cap Stocks	9%
• U.S. Small Cap Stocks	3%
• International Stocks	3%
• U.S. Real Estate Stocks	5%
• U.S. and Foreign Natural Resource Stocks	5%
U.S. Treasury Bonds (Long-Term)	25%
(remaining maturity greater than 20 years)
U.S. Treasury Bills and Bonds (Short-Term)	25%
(remaining maturity of less than three years)
Gold & Silver:
• Physical Gold ETF and ETC	20%
• Physical Silver ETF and ETC	5%
Total	100%

The Underlying Index may include U.S. and foreign exchange traded vehicles, including exchange traded funds (“ETFs”) and exchange traded commodities (“ETCs”). As of January 20, 2012 the Underlying Index had 87 constituents, which included ETFs for U.S. Small Cap Stocks and International Stocks, as well as ETCs for Gold and Silver.

The Underlying Index rebalances annually on the last business day in June. Between rebalances, actual allocations of the Underlying Index may deviate from each allocation shown above as a result of performance differences among the different asset classes. The Index Provider will also rebalance between scheduled rebalance dates if the Underlying Index weights deviate from the above asset class allocation beyond pre-established maximum thresholds, as defined by the Index Provider.

The Underlying Index is maintained by Structured Solutions AG (“Structured Solutions”), a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform. Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading.

INVESTMENT RESTRICTIONS

The Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.

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The Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

7.	May not “concentrate” its investments in a particular industry or group of industries: (I) except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by Members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

Notwithstanding these fundamental investment restrictions, the Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in Investment Restriction No. 2, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

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CURRENT 1940 ACT LIMITATIONS

BORROWING. Investment companies may not borrow money, except that an investment company may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

LOANS. Investment companies may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (a) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that they are concentrated in calculations of concentration percentages. In addition, revenue bonds are characterized by the industry in which the revenue is used. .

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy On Disclosure Of Portfolio Holdings

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of The Fund’s shareholders. The policy is designed to: (i) protect the confidentiality of The Fund’s non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by Adviser and the Fund with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Fund’ portfolio holdings, or information derived from The Fund’s portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if such disclosure has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website, ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Fund.

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Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Fund offer and redeem shares (“Global X Order”). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, The Fund’s distributor, administrator and custodian, The Fund’s legal counsel, The Fund’s financial printer and The Fund’s proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, The Fund’s Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

The business and affairs of the Trust are overseen by the Trust’s Board of Trustees (“Board”). Subject to the provisions of the Trust’s Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to the elect and remove the Trust’s officers. The focus of the Board’s oversight of the business and affairs of the Trust (and each of the Funds) is to protect the interests of the shareholders in the Funds.

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The Board appoints and oversees the Trust’s officers and service providers. The Trust’s Adviser is responsible for the day-to-day management and operations of the Trust and each of the Funds based on each Fund’s investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust’s service providers (including, in particular, the Adviser) and the Trust’s CCO. The Board is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit Committee), independent counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board. (For purposes of this discussion and the discussion below, the term “Fund” or “Funds” means each Fund that has commenced operations.)

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Kartik Kiran Shah, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman’s helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and performs such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Bruno del Ama is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. del Ama is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each of the Independent Trustee serves on each of these committees, which are comprised solely of Independent Trustees.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each if its committees, whether the Trustees are able to effectively oversee the number of Funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board’s effectiveness.

There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Board members provide the Board with a variety of complementary skills. Please note that (i) none of the Board members is an “expert” within the meaning of the federal securities laws and (ii) the Board not is responsible for the day to day operations of the Trust and the Funds.

The Board of Trustees met six (6) times during the fiscal period ended June 30, 2012. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of June 30, 2012 each of the Trustees oversees 87 Funds (31 of which were operational). Each Trustee serves until his death, resignation or removal and replacement. The address for all Trustees and officers is c/o Global X Funds, 623 Fifth Avenue, 15th floor, New York, New York 10022.

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Independent Trustees

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Directors	Other Directorships Held by Trustees during the Past 5 Years

Sanjay Ram Bharwani (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	87	None.

Scott R. Chichester[1] (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010); CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); and Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	87	Director of Bayview Acquisition Corp (since 2010).

Kartik Kiran Shah (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	87	None.

1	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

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Interested Trustee/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Bruno del Ama (1976)	Trustee (since 2008), President and Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	None.

Jose C. Gonzalez (1976)	Chief Operating Office, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	None.

Daphne Tippens Chisolm (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	None.

Dianne M. Sulzbach (1977)	Assistant Secretary (since 2011)	Counsel at SEI Investments (since 2010); Associate at Morgan, Lewis & Bockius LLP (2006-2010).	None.

Peter Rodriguez (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	None.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as trustee.

Sanjay Ram Bharwani:  Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton Business School.

Scott R. Chichester:  Mr. Chichester, CPA, has experience in accounting and finance, having served as CEO of a payroll business; experience as CFO of a technology start-up; experience as an accountant at a bulge bracket investment bank; experience as an auditor at a Big Four accounting firm.

Kartik Kiran Shah:  Mr. Shah has experience in organizational design, strategic planning, financial analysis and product development, having served as a senior manager in an education software and consulting business; manager of corporate strategy at a biotechnology company; and as consultant with a major management consulting firm. Mr. Shah received his MBA from the Harvard Business School.

Bruno del Ama:  Mr. del Ama has experience in the investment management industry, including as a board member of another investment adviser; management and organizational experience as chief executive officer of the Fund’s Adviser; experience as a manager at a bond insurance company; experience as a management consultant. Mr. del Ama received his MBA from the Wharton Business School.

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RISK MANAGEMENT OVERSIGHT. The Funds are subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of business and affairs of the Trust and the Funds, the Board oversees the Adviser’s day to day management of the risks to which the Trust and the Funds are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Funds; (ii) implementation of processes and controls to lessen the possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Funds by relying on the Trust’s compliance policies and procedures (i.e., the Trust’s compliance program) as well as the compliance programs of the Trust’s various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust’s sub-administrator. The Adviser also separately considers potential risks that may impact the individual Funds.

As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain of risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and the Trust’s other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Funds are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Funds’ investments with various regulatory and other requirements.

Because the day to day operations of the Fund is carried out by the Adviser, the risk exposure of the Trust and the Funds are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Funds directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on the Board members. In large part, the Board oversees Adviser’s management of the Trust’s risk management structure through the Board’s review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust’s CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust’s service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust’s compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust’s compliance program. In connection with the CCO’s annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust’s compliance program.

Further, the Board regularly receives reports from the Adviser with respect to the Funds’ investments and securities trading and, as necessary, any fair valuation determinations made by the Advisers with respect to certain investments held by the Funds. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices.  In addition, the Audit Committee receives information on the Funds’ internal controls and financial reporting from the Trust’s independent registered public accounting firm.

The Board recognizes that not all risks that may affect the Funds can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Funds, their management and service providers. Although the risk management process, policies and procedures of the Funds, their management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve each Fund’s investment objective.

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STANDING BOARD COMMITTEES

The Board of Trustees currently has two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each Independent Trustee serves on each of these committees.

AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board of Trustees in (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. During the fiscal period ended June 30, 2012, the Audit Committee held three meetings.

CORPORATE GOVERNANCE, NOMINATION AND COMPENSATION COMMITTEE. The purposes of the Corporate Governance, Nomination and Compensation Committee are, among other things, to assist the Board of Trustees in (1) its assessment of the adequacy of the Board’s adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust’s operations and the policies and procedures application to the Fund; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) its identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. The Corporate Governance, Nomination and Compensation Committee will not consider shareholders’ nominees. During the fiscal period ended June 30, 2012, the Corporate Governance, Nomination and Compensation Committee held two meetings.

TRUSTEE OWNERSHIP OF FUND SHARES

As of June, 30, 2012, the officers and Trustees of the Trust, in the aggregate, owned 0% of the Shares of a Fund.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of June 30, 2012, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•	an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	the Adviser or principal underwriter of the Funds;

•	an officer of the Adviser or principal underwriter of the Funds;

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•	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of The Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees. The Trust’s officers receive no compensation directly from the Trust.

The estimated compensation to be paid to the Independent Trustees for the fiscal year end June 30, 2013 is set forth in the following table:

Name of Independent Trustee	Aggregate Compensation from Fund[1]	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust

Sanjay Ram Bharwani	$428	$0	$15,000
Scott R. Chichester	$428	$0	$15,000
Kartik Kiran Shah	$428	$0	$15,000

1 For the period from February 7, 2012 (commencement of operations) through June 30, 2012, each trustee received $178 in compensation.

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The codes are on file with the SEC and are available to the public.

INVESTMENT ADVISER

The Adviser, Global X Management Company LLC, serves as investment manager to the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 623 Fifth Avenue, 15th Floor, New York, NY 10022. Bruno del Ama and Jose C. Gonzalez each own more than 25% of the outstanding shares of the Adviser, which was organized in Delaware on March 28, 2008 as a limited liability company.

Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser the Adviser oversees the operation of the Fund, arranges for the advisory, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over The Fund’s service providers. Under the Supervision and Administration Agreement, the Adviser also bears the costs of various third-party services required by the Fund, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs. Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of the Fund. The ability of the Adviser to successfully implement the Fund's investment strategies will influence the Fund's performance significantly.

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The Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory and administrative services it requires under an all-in fee structure. The Fund also bears other expenses which are not covered under the Supervisory and Administrative Agreement that may vary and will affect the total level of expenses paid by the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).

For its advisory, supervisory and administrative services, the Fund will pay monthly a Management Fee to the Adviser at annual rates set forth in the table below (stated as a percentage of the Fund’s respective average daily net assets).

Fund	Management Fee
Global X Permanent ETF	0.48%

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Fund.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (1) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of The Fund’s shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Each of the Supervision and Administration Agreement and the related he Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Fee paid by the Fund to the Adviser during the fiscal period ended June 30, 2012 is set forth in the chart below:

Fund	Fees Paid for the Fiscal Period Ended June 30, 2012	Date of Commencement of Investment Operations
Global X Permanent ETF	$19,122	2/7/2012

PORTFOLIO MANAGERS

Bruno del Ama and Jose C. Gonzalez are primarily responsible for the day-to-day management of the Fund’s investments.

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Portfolio Manager’s Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. The portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager’s relative experience and contribution to the Fund. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon the Fund’s performance and individual contributions. As shareholders of the Adviser, Bruno del Ama and Jose C. Gonzalez also may benefit economically from any profits generated by the Adviser.

Other Accounts Managed by Portfolio Manager

It is anticipated that the portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute the Fund’s trades. The Adviser has structured the portfolio manager’s compensation in a manner, and the Fund and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Fund from being negatively affected as a result of any such conflicts that may arise.

As of June 30, 2012, Bruno del Ama and Jose Gonzalez were responsible for the management of the following accounts:

Name of	Other Accounts Managed (As of June 30, 2012)			Accounts with respect to which the advisory fee is based on the performance of the account
Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bruno del Ama	Registered investment companies	34	$1,204,454,442	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Jose C. Gonzalez	Registered investment companies	34	$1,204,454,442	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Conflicts of Interest

Although the Fund in the Trust that are managed by Messrs. del Ama and Gonzalez may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Messrs. del Ama and Gonzalez or the Adviser.

Disclosure of Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Fund beneficially owned as of June 30, 2012 by each portfolio manager of the Fund.

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Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bruno del Ama	None
Jose Gonzalez	None

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Fund with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Fund. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund are considered at or about the same time, transactions in such securities are allocated among the Fund in a manner deemed equitable to the Fund by the Adviser. Bundling or bunching transactions for the Fund is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to the Fund.

The aggregate brokerage commissions paid by the Fund during the fiscal period ended June 30, 2012 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Period Ended June 30, 2012	Date of Commencement of Investment Operations
Global X Permanent ETF	$330	2/7/2012

PROXY VOTING

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Boards of Trustees’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with The Fund’s and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm which is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

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I. General Policy

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the re-pricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

II.	Record of Proxy Voting

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

SUB-ADMINISTRATOR

SEI Investments Global Fund Services (“SEI Global”), located at One Freedom Valley Drive Oaks, PA 19456, serves as Sub-Administrator to the Fund. As sub-administrator, SEI Global provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

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DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. (“SEI”), with principal offices at One Freedom Valley Drive Oaks, PA 19456, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SEI bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SEI for such distribution services. The Distribution Agreement provides that the Trust will indemnify SEI against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SEI, or those resulting from the willful misfeasance, bad faith or gross negligence of SEI, or SEI’s reckless disregard of its duties and obligations under the Distribution Agreement. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co., located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. The custodian relationship is managed through SEI Global. As Custodian, Brown Brothers Harriman & Co. has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. Brown Brothers Harriman & Co. does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As Transfer Agent, Brown Brothers Harriman & Co. has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by Funds shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust (“Declaration”) permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, each share of the Fund represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing shares of the Fund are not issued.

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Following the creation of the initial Creation Unit Aggregation(s) of the Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of that Fund, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund normally are allocated in proportion to the NAV of the respective Fund except where allocations of direct expenses can otherwise be fairly made.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. The Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund or class.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

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The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing at derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or 10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the Fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

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BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus. The Depository Trust Company (“DTC”) Acts as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

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DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION UNIT AGGREGATIONS

The Trust issues and sells shares of the Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s Underlying Index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Fund changes pursuant to changes in the composition of the Fund’s Portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.

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In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of the Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an Authorized Participant). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of the Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund. With respect to the Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

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Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, The Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Fund’s Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

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In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A fixed purchase transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units. Purchased in the transaction. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Global X Permanent ETF	$1,000	3%

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*          As a percentage of the value of the amount invested.

REDEMPTION OF CREATION UNITS

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

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A fixed redemption transaction fee payable to the Custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Fund	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X Permanent ETF	$1,000	2%

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*          As a percentage of the value of the amount invested.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations of funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s Distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Fund’s Custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A.

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A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

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To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decision under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers).

FEDERAL - GENERAL INFORMATION

The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company.

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In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Beginning in 2011, if a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Also, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships. The Fund intends to comply with these requirements.

Beginning in 2011, if a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, beginning in 2011, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund’s current and accumulated earnings and profits.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

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Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income except as described below for qualified dividends.

If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

BACK-UP WITHHOLDING

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

SECTIONS 351 AND 362

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, such Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination.

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QUALIFIED DIVIDEND INCOME

Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% to the extent the Fund receives qualified dividend income on the securities it holds and such Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

The Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

NET CAPITAL LOSS CARRYFORWARDS

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of capital gain dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

EXCESS INCLUSION INCOME

Certain types of income received by the Fund from real estate investment Trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

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TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, such Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

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In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

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Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.

Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

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Other Reporting and Withholding Requirements.

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SALES OF SHARES

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

OTHER TAXES

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

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FOREIGN TAXES

It is expected that certain income of the Fund will be subject to foreign withholding taxes and other taxes imposed by countries in which the Fund invest. If the Fund is liable for foreign income taxes, including such withholding taxes, such Fund may meet the requirements of the Code for “passing through” to its shareholders the foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. The Fund expects to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder’s pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder’s pro rata share of such foreign income taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which the Fund makes such a pass-through election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit.

If the Fund does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax Advisors regarding the availability of foreign tax credits in their particular circumstances.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For foreign shareholders of the Fund a distribution attributable to such Fund’s sale of a real estate investment trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of such Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from the Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

COST BASIS REPORTING

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

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Prior to January 1, 2012, the Fund will choose a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Prior to January 1, 2012, the Fund's shareholders will be notified as to which default tax lot identification method the Fund will use.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

REPORTING

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax Advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

NET ASSET VALUE

The NAV for the Fund is calculated by deducting all of the Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although the Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for the Fund will generally be determined by SEI Global once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. SEI Global may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

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The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect the Fund’s ability to track its underlying index.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a registered investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

FINANCIAL STATEMENTS

Audited financial statements for the Trust as of June 30, 2012, including the notes thereto, and the reports of Ernst & Young LLP, an independent registered public accounting firm, are incorporated herein by reference from the Trust’s June 30, 2012 Annual Report to shareholders. The Annual Report is delivered with this SAI to shareholders requesting this SAI.

OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of October 1, 2012, the following persons owned, of record or beneficially, 5% or more of the Fund.

50

Global X Permanent ETF

Name and Address of Beneficial Owner	Percentage of Outstanding Shares of Fund Owned
National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281	19.19%
TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005	14.64%
ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302	10.05%
Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104	10.00%
Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036	8.90%
The Vanguard Group 100 Vanguard Boulevard, Malvern, PA 19355	5.97%

COUNSEL

Dechert LLP, with offices at 1775 I Street Washington, DC 20006-2401, is counsel to the Independent Trustees of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as the independent registered public accounting firm of the Trust, audits The Fund’s financial statements and may perform other services.

SECURITIES LENDING AGENT

Citibank, N.A. (“Citi”) acts as the securities lending agent for the Trust. In its capacity as securities lending agent, Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Trust portfolios and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

51

APPENDIX A

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three business days. The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2012 are:

Argentina:

January 6	April 5	May 25	December 25
January 9	April 6	June 17	December 31
March 24	April 8	October 15
April 2	May 1	December 24

Australia:

January 2	April 6	June 6	October 1
January 26	April 25	June 11	November 6
March 5	May 7	August 6	December 25
March 12	May 21	August 15	December 31

Austria:

January 6	May 17	October 26	December 26
April 6	May 28	November 1	December 31
April 9	June 7	December 24
May 1	August 15	December 25

Belgium:

April 6	May 18	December 25
April 9	May 28	December 26
May 1	August 15
May 17	November 1

Brazil:

January 20	April 6	October 12	December 24
January 25	May 1	November 2	December 25
February 20	July 9	November 15	December 31
February 21	September 7	November 20

A-1

Canada:

January 2	May 21	September 3	December 26
January 3	June 25	October 8
February 20	July 2	November 12
April 6	August 6	December 25

Chile:

April 6	July 2	October 15
May 1	August 15	November 1
May 21	September 18	December 25
June 4	September 19	December 31

China:

January 2	January 27	May 3	October 1	November 12
January 16	January 30	May 4	October 2	November 22
January 23	January 31	May 7	October 3	December 25
January 24	February 20	May 28	October 4
January 25	May 1	July 4	October 5
January 26	May 2	September 3	October 8

Colombia:

January 9	May 21	July 20	November 5
March 19	June 11	August 7	November 12
April 5	June 18	August 20	December 25
April 6	July 2	October 15	December 31

Czech Republic:

April 9	July 6	December 26
May 1	September 28	December 31
May 8	December 24
July 5	December 25

Denmark:

January 1	May 4	December 24
April 5	May 17	December 25
April 6	May 18	December 26
April 9	June 5

Egypt:

January 1	May 1	August 20	November 15
April 15	July 1	August 21
April 16	July 23	October 25
April 25	August 19	October 28

Finland:

January 6	May 17	December 25
April 6	June 22	December 26
April 9	December 6	December 31
May 1	December 24

A-2

France:

April 6	May 17	December 26
April 9	August 15
May 1	November 1
May 8	December 25

Germany:

January 6	May 1	August 15	December 25
February 20	May 17	October 3	December 26
April 6	May 28	November 1	December 31
April 9	June 7	December 24

Greece:

January 6	April 13	August 15
February 27	April 16	December 25
April 6	May 1	December 26
April 9	June 4

Hong Kong:

January 2	April 6	October 1	December 25
January 23	April 9	October 2	December 26
January 24	May 1	October 23	December 31
April 4	July 2	December 24

Hungary:

March 15	May 1	October 23	December 25
March 16	May 28	November 1	December 26
April 9	August 20	November 2	December 31
April 30	October 22	December 24

India:

January 26	April 4	July 2	September 19	November 13
February 20	April 6	August 15	September 29	November 15
March 8	April 14	August 18	October 2	November 28
March 23	May 1	August 20	October 24	December 25
April 2	June 30	August 22	October 27

Indonesia:

January 23	May 17	August 21	October 26	December 25
February 6	June 18	August 22	November 15	December 26
March 23	August 17	August 23	November 16	December 31
April 6	August 20	August 24	December 24

Ireland:

January 2	May 1	October 29	December 27
March 19	May 7	December 24
April 6	June 4	December 25
April 9	August 6	December 26

Israel:

March 8	April 26	September 16	September 26	October 8
April 12	April 27	September 17	September 30
April 13	May 27	September 18	October 1
April 25	July 29	September 25	October 7

A-3

Italy:

January 6	May 1	December 24
April 6	June 29	December 25
April 9	August 15	December 26
April 25	November 1	December 31

Japan:

January 2	April 30	July 16	November 3
January 3	May 3	September 17	December 24
January 9	May 4	October 8	December 31
March 20	May 5	November 23

Malaysia:

January 2	February 6	May 31	August 31	December 25
January 23	May 1	June 2	October 26
January 24	May 7	August 20	November 13
February 1	May 30	August 21	November 15

Mexico:

February 6	April 6	November 20
March 19	May 1	December 12
March 21	November 2	December 25
April 5	November 19

Netherlands:

April 6	May 1	December 25
April 9	May 17	December 26
April 30	May 28

New Zealand:

January 2	April 9	December 25
January 3	April 25	December 26
January 30	June 4
April 6	October 22

Norway:

January 1	April 8	May 27
April 1	April 9	May 28
April 5	May 1	December 25
April 6	May 17	December 26

Peru:

April 5	August 30	December 25
April 6	October 8	December 31
May 1	November 1
June 29	December 24

Philippines:

April 5	June 12	November 2	December 31
April 6	August 20	November 30
April 9	August 21	December 24
May 1	November 1	December 25

Poland:

April 6	June 7	December 26
April 9	August 15
May 1	November 1
May 3	December 26

A-4

Portugal:

February 21	May 1	October 5	December 26
April 6	June 7	November 1
April 9	June 13	December 24
April 25	August 15	December 25

Russia:

January 2	January 6	March 8	May 9	December 31
January 3	January 9	March 9	June 11
January 4	February 23	April 30	June 12
January 5	February 24	May 1	November 5

Singapore:

January 2	May 5	October 26
January 23	May 7	November 13
April 6	August 9	December 25
May 1	August 20

South Africa:

January 2	April 27	December 17
March 21	May 1	December 25
April 6	August 9	December 26
April 9	September 24

South Korea:

January 23	April 11	June 6	October 3	December 31
January 24	April 12	July 17	December 19
March 1	May 1	August 15	December 20
April 5	May 28	October 1	December 25

Spain:

January 6	April 9	August 15	December 6
March 20	May 1	October 12	December 25
April 5	May 2	November 1	December 26
April 6	May 15	November 9

Sweden:

January 6	May 17	December 25
April 6	June 6	December 26
April 9	June 22	December 31
May 1	December 24

Switzerland:

January 2	April 9	June 7	September 6	December 26
January 6	May 1	June 29	November 1	December 31
March 19	May 17	August 1	December 24
April 6	May 28	August 15	December 25

Taiwan:

January 19	January 25	May 1
January 20	January 26	October 10
January 23	February 28
January 24	April 4

A-5

Thailand:

January 2	April 16	August 3	December 10
March 8	May 1	August 13	December 31
April 6	May 7	October 23
April 13	June 4	December 5

Turkey:

April 23	October 25
August 20	October 26
August 21	October 28
August 30	October 29

United Kingdom:

January 2	May 28
April 6	August 27
April 9	December 25
May 7	December 26

The dates of the Regular Holidays in calendar year 2013 are:

Argentina:

January 1	April 1	June 16	October 12
March 24	April 2	June 17	October 19
March 28	May 1	July 9	December 18
March 29	May 25	August 19	December 25

Australia:

January 1	March 29	May 20	August 14	December 25
January 28	April 1	June 3	September 30	December 26
March 4	April 25	June 10	October 7
March 11	May 6	August 5	November 5

Austria:

January 1	May 9	November 1	December 31
March 29	May 20	December 24
April 1	May 30	December 25
May 1	August 15	December 26

Belgium:

January 1	May 9	November 1
March 29	May 10	November 11
April 1	May 20	December 25
May 1	August 15	December 26

Brazil:

January 1	March 29	November 15	December 31
January 25	May 1	November 20
February 11	May 30	December 24
February 12	July 9	December 25

Canada:

January 1	May 20	September 2	December 26
January 2	June 24	October 14
February 18	July 1	November 11
March 29	August 5	December 25

A-6

Chile:

January 1	May 27	November 1
March 29	August 15	December 25
May 1	September 18	December 31
May 21	September 19

China:

January 1	February 12	May 1	July 4	October 3	November 28
January 21	February 13	May 2	September 2	October 4	December 25
February 7	February 14	May 3	September 30	October 7
February 8	February 15	May 6	October 1	October 14
February 11	February 18	May 7	October 12	November 11

Colombia:

January 1	March 29	June 10	October 14	December 31
January 7	May 1	July 1	November 4
March 25	May 13	August 7	November 11
March 28	June 3	August 19	December 25

Czech Republic:

January 1	May 9	December 25
March 29	June 21	December 26
April 1	December 6	December 31
May 1	December 24

Denmark:

January 1	April 26	December 24
March 28	May 9	December 25
March 29	May 19	December 26
April 1	June 5	December 31

Egypt:

January 1	May 1	July 23	October 6	November 4
January 7	May 5	August 7	October 14	November 5
January 24	May 6	August 8	October 15
April 25	July 1	August 11	October 16

Finland:

January 1	May 9	December 25
March 29	June 21	December 26
April 1	December 6	December 31
May 1	December 24

France:

January 1	May 8	December 25
March 29	May 9	December 26
April 1	August 15
May 1	November 1

Germany:

January 1	May 1	August 15	December 25
February 11	May 9	October 3	December 26
March 29	May 20	November 1	December 31
April 1	May 30	December 24

A-7

Greece:

January 1	April 1	June 24	December 26
March 18	May 1	August 15
March 25	May 3	October 28
March 29	May 6	December 25

Hong Kong:

January 1	April 1	June 12	October 14	December 31
February 11	April 4	July 1	December 24
February 12	May 1	September 20	December 25
March 29	May 17	October 1	December 26

Hungary:

January 1	May 20	November 1
March 15	August 19	December 24
April 1	August 20	December 25
May 1	October 23	December 26

India:

January 25	April 11	May 25	August 15	October 16	December 25
January 26	April 19	June 29	August 22	November 4
March 27	April 20	July 1	September 9	November 5
March 29	April 23	August 9	September 30	November 14
April 1	May 1	August 10	October 2	November 15

Indonesia:

January 1	April 11	August 8	October 15	December 25
January 25	May 9	August 9	November 4	December 26
March 12	June 7	August 12	November 5	December 30
March 29	August 7	August 13	December 24	December 31

Ireland:

January 1	May 1	October 28	December 27
March 18	May 6	December 24
March 29	June 3	December 25
April 1	August 5	December 26

Israel:

February 24	April 1	May 15	September 6	September 25
March 25	April 14	July 16	September 13	September 26
March 26	April 15	September 4	September 18
March 31	May 14	September 5	September 19

Italy:

January 1	May 1	December 25
March 29	August 15	December 26
April 1	November 1	December 31
April 25	December 24

Japan:

January 1	February 11	May 6	October 14
January 2	March 20	July 15	November 4
January 3	April 29	September 16	December 23
January 14	May 3	September 23	December 31

A-8

Malaysia:

January 1	February 12	May 30	August 8	November 4
January 24	May 1	May 31	August 9	November 5
February 1	May 24	June 1	August 31	December 25
February 11	May 25	August 7	October 15

Mexico:

January 1	March 21	September 16	December 25
February 4	March 28	November 18
February 5	March 29	November 20
March 18	May 1	December 12

Netherlands:

January 1	April 30	May 20
March 29	May 1	December 25
April 1	May 9	December 26

New Zealand:

January 1	February 6	June 3
January 2	March 29	October 28
January 21	April 1	December 25
January 28	April 25	December 26

Norway:

January 1	May 1	November 9
March 28	May 1	December 25
March 29	May 17	December 26
April 1	May 20

Peru:

January 1	July 29	December 24
March 28	August 30	December 25
March 29	October 8	December 31
May 1	November 1

Philippines:

January 1	April 8	August 8	December 24
February 25	May 1	August 9	December 25
March 28	May 13	August 21	December 30
March 29	June 12	November 1	December 31

Poland:

January 1	May 3	November 11
March 29	May 30	December 25
April 1	August 15	December 26
May 1	November 1

Portugal:

January 1	April 25	June 13	December 25
February 12	May 1	August 15	December 26
March 29	May 30	November 1
April 1	June 10	December 24

Russia:

January 1	January 7	March 8	June 12
January 2	January 8	May 1	November 4
January 3	January 9	May 9
January 4	February 25	May 10

A-9

Singapore:

January 1	May 1	August 9	December 25
February 11	May 24	October 15
February 12	May 25	November 2
March 29	August 8	November 4

South Africa:

January 1	May 1	December 16
March 21	June 17	December 25
March 29	August 9	December 26
April 1	September 24

South Korea:

January 1	May 1	August 15	October 3
February 11	May 17	September 18	December 25
March 1	June 6	September 19	December 31
April 5	July 17	September 20

Spain:

January 1	March 29	May 15	December 25
January 7	April 1	August 15	December 26
March 19	May 1	November 1
March 28	May 2	December 6

Sweden:

January 1	May 9	December 25
March 29	June 6	December 26
April 1	June 21	December 31
May 1	December 24

Switzerland:

January 1	April 1	May 30	November 1	December 31
January 2	May 1	August 1	December 24
March 19	May 9	August 15	December 25
March 29	May 20	September 5	December 26

Taiwan:

January 1	February 12	April 4	October 10
February 7	February 13	May 1
February 8	February 14	June 12
February 11	February 28	September 19

Thailand:

January 1	April 16	July 1	December 5
February 25	May 1	July 23	December 10
April 8	May 6	August 12	December 31
April 15	May 27	October 23

Turkey:

January 1	August 9	October 16	October 29
April 23	August 30	October 17
August 7	October 14	October 18
August 8	October 15	October 28

A-10

United Kingdom:

January 1	May 27
March 29	August 26
April 1	December 25
May 6	December 26

Redemption: The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2012, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Fund as follows:

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/18/2012	2/1/2012	14
1/19/2012	2/2/2012	14
1/20/2012	2/3/2012	14
4/26/2012	5/8/2012	12
4/27/2012	5/9/2012	12
4/30/2012	5/10/2012	10
9/26/2012	10/9/2012	13
9/27/2012	10/10/2012	13
9/28/2012	10/11/2012	13

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/14/2012	8/22/2012	8
8/15/2012	8/23/2012	8
8/16/2012	8/24/2012	8

A-11

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/14/2012	8/27/2012	13
8/15/2012	8/28/2012	13
8/16/2012	8/29/2012	13
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Ireland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/28/2012	9
12/20/2012	12/31/2012	11
12/21/2012	1/1/2013	11

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Philippines:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8

A-12

Portugal:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/14/2012	3/22/2012	8
3/15/2012	3/23/2012	8
3/16/2012	3/26/2012	10
3/19/2012	3/27/2012	8
3/20/2012	3/28/2012	8
3/30/2012	4/10/2012	11
4/2/2012	4/11/2012	9
4/3/2012	4/12/2012	9
4/4/2012	4/13/2012	9
4/5/2012	4/16/2012	11
4/20/2012	4/30/2012	10
4/23/2012	5/2/2012	9
4/24/2012	5/3/2012	9
4/25/2012	5/4/2012	9
4/26/2012	5/7/2012	11
4/30/2012	5/8/2012	8
8/2/2012	8/10/2012	8
8/3/2012	8/13/2012	10
8/6/2012	8/14/2012	8
8/7/2012	8/15/2012	8
8/8/2012	8/16/2012	8
9/17/2012	9/25/2012	8
9/18/2012	9/26/2012	8
9/19/2012	9/27/2012	8
9/20/2012	9/28/2012	8
9/21/2012	10/1/2012	10
12/10/2012	12/18/2012	8
12/11/2012	12/19/2012	8
12/12/2012	12/20/2012	8
12/14/2012	12/24/2012	8
12/13/2012	12/21/2012	10
12/14/2012	12/24/2012	9
12/19/2012	12/27/2012	9
12/20/2012	12/28/2012	11
12/21/2012	1/1/2013	11
12/24/2012	1/2/2013	9

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8

A-13

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/17/2012	1/27/2012	10
1/18/2012	1/30/2012	12

In the calendar year 2013, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/4/2013	2/19/2013	15
2/4/2013	2/20/2013	15
2/4/2013	2/21/2013	15
4/26/2013	5/8/2013	12
4/29/2013	5/9/2013	10
4/30/2013	5/10/2013	10
9/25/2013	10/8/2013	13
9/26/2013	10/9/2013	13
9/27/2013	10/10/2013	13

A-14

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/8/2013	10/17/2013	9
10/9/2013	10/18/2013	9
10/10/2013	10/21/2013	11
10/29/2013	11/6/2013	8
10/30/2013	11/7/2013	8
10/31/2013	11/8/2013	8

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Germany:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	12/31/2013	8

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/14/2013	12
8/5/2013	8/15/2013	10
8/6/2013	8/16/2013	10
12/19/2013	12/27/2013	8
12/20/2013	1/2/2014	13
12/23/2013	1/3/2014	11

A-15

Ireland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/30/2013	11
12/20/2013	12/31/2013	11
12/23/2013	1/2/2014	10

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Malaysia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8

Philippines:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10

Portugal:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	12/31/2013	8

A-16

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/14/2013	3/22/2013	8
3/15/2013	3/25/2013	10
3/18/2013	3/26/2013	8
3/19/2013	3/27/2013	8
3/20/2013	3/28/2013	8
3/22/2013	4/2/2013	11
3/25/2013	4/3/2013	8
3/26/2013	4/4/2013	8
3/27/2013	4/5/2013	8
3/28/2013	4/8/2013	11
4/24/2013	5/2/2013	8
4/25/2013	5/3/2013	8
4/26/2013	5/6/2013	10
4/29/2013	5/7/2013	8
4/30/2013	5/8/2013	8
6/10/2013	6/18/2013	8
6/11/2013	6/19/2013	8
6/12/2013	6/20/2013	8
6/13/2013	6/21/2013	8
6/14/2013	6/24/2013	10
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
8/7/2013	8/15/2013	8
8/8/2013	8/16/2013	8
9/17/2013	9/25/2013	8
9/18/2013	9/26/2013	8
9/19/2013	9/27/2013	8
9/20/2013	9/30/2013	10
9/23/2013	10/1/2013	8
12/11/2013	12/19/2013	8
12/12/2013	12/20/2013	8
12/13/2013	12/23/2013	10
12/18/2013	12/27/2013	9
12/19/2013	12/30/2013	11
12/20/2013	12/31/2013	11
12/23/2013	1/2/2014	10
12/24/2013	1/3/2014	10

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/25/2013	4/2/2013	8
3/26/2013	4/3/2013	8
3/27/2013	4/4/2013	8

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

A-17

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/5/2013	2/15/2013	10
2/6/2013	2/18/2013	12

Turkey:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/10/2013	10/21/2013	11
10/11/2013	10/22/2013	11

A-18

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Certificate of Trust dated as of March 6, 2008. 1/

	(2)	Declaration of Trust. 2/

	(3)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/

	(4)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/

	(5)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/

	(6)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/

	(7)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/

	(8)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/

	(9)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/

	(10)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/

	(11)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/

	(12)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/

	(13)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/

	(14)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/

	(15)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
(b)

(c)		Not Applicable.

(d)	(1)	Form of Investment Advisory Agreement. 3/

	(2)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 4/

	(3)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 5/

	(4)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 7/

	(5)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 8/

	(6)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 9/

	(7)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 10/

	(8)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 11/

	(9)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 12/

	(10)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 13/

	(11)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 14/

	(12)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 18/

	(13)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 19/

	(14)	Amended and Restated Exhibit A to the Investment Advisory Agreement. 20/

(e)	(1)	Form of Distribution Agreement. 2/

	(2)	Form of Authorized Participation Agreement. 3/

	(3)	Amendment Number One to the Distribution Agreement. 5/

	(4)	Amendment Number Two to the Distribution Agreement. 7/

	(5)	Amendment Number Three to the Distribution Agreement. 8/

	(6)	Amendment Number Four to the Distribution Agreement. 9/

(f)		Not Applicable.

(g)	(1)	Form of Custodian Agreement. 2/

	(2)	Amendment to the Custodian Agreement. 5/

	(3)	Amendment to the Custodian Agreement. 7/

	(4)	Amendment to the Custodian Agreement. 8/

	(5)	Amendment to the Custodian Agreement. 9/

	(6)	Amendment to the Custodian Agreement. 10/

	(7)	Amendment to the Custodian Agreement. 11/

	(8)	Amendment to the Custodian Agreement. 12/

	(9)	Amendment to the Custodian Agreement. 13/

	(10)	Amendment to the Custodian Agreement. 14/

	(11)	Amendment to the Custodian Agreement. 15/

	(12)	Amendment to the Custodian Agreement. 18/

	(13)	Amendment to the Custodian Agreement. 19/

	(14)	Amendment to the Custodian Agreement. 20/

(h)	(1)	Form of Transfer Agent Services Agreement. 2/

	(2)	Amendment to the Transfer Agent Services Agreement. 5/

	(3)	Amendment to the Transfer Agent Services Agreement. 7/

	(4)	Amendment to the Transfer Agent Services Agreement. 8/

	(5)	Amendment to the Transfer Agent Services Agreement. 9/

	(6)	Amendment to the Transfer Agent Services Agreement. 10/

	(7)	Amendment to the Transfer Agent Services Agreement. 11/

(8)	Amendment to the Transfer Agent Services Agreement. 12/

(9)	Amendment to the Transfer Agent Services Agreement. 13/

(10)	Amendment to the Transfer Agent Services Agreement. 14/

(11)	Amendment to the Transfer Agent Services Agreement. 15/

(12)	Amendment to the Transfer Agent Services Agreement. 18/

(13)	Amendment to the Transfer Agent Services Agreement. 19/

(14)	Amendment to the Transfer Agent Services Agreement. 20/

(15)	Form of Administration Agreement. 2/

(16)	Form of Supervision and Administration Agreement. 3/

(17)	Amended and Restated Schedule A dated December 5, 2008 to the Supervision and Administration Agreement. 4/

(18)	Amended and Restated Schedule A dated September 18, 2009 to the Supervision and Administration Agreement.5/

(19)	Amended and Restated Schedule A dated February 26, 2010 to the Supervision and Administration Agreement.6/

(20)	Amended and Restated Schedule A dated April 6, 2010 to the Supervision and Administration Agreement.7/

(21)	Amended and Restated Schedule A dated June 9, 2010 to the Supervision and Administration Agreement.8/

(22)	Amended and Restated Schedule A dated August 27, 2010 to the Supervision and Administration Agreement.9/

(23)	Amended and Restated Schedule A dated November 17, 2010 to the Supervision and Administration Agreement.10/

(24)	Amended and Restated Schedule A dated February 25, 2011 to the Supervision and Administration Agreement.11/

(25)	Amended and Restated Schedule A dated May 11, 2011 to the Supervision and Administration Agreement.12/

(26)	Amended and Restated Schedule A dated August 19, 2011 to the Supervision and Administration Agreement.13/

(27)	Amended and Restated Schedule A dated November 11, 2011 to the Supervision and Administration Agreement.14/

(28)	Amended and Restated Schedule A dated February 24, 2012 to the Supervision and Administration Agreement.17/

(29)	Amended and Restated Schedule A dated February 24, 2012 to the Supervision and Administration Agreement. 18/

	(30)	Amended and Restated Schedule A dated May 25, 2012 to the Supervision and Administration Agreement. 19/

	(31)	Amended and Restated Schedule A dated August 24, 2012 to the Supervision and Administration Agreement. 20/

	(32)	Amended and Restated Supervision and Administration Agreement. 16/

	(33)	Form of Sub-Administration Agreement.6/

	(34)	Amendment Number One to Sub-Administration Agreement.5/

	(35)	Amendment Number Two to Sub-Administration Agreement.7/

	(36)	Amendment Number Eight to Sub-Administration Agreement. 13/

	(37)	Form of Sub-License Agreement. 3/

	(38)	Amendment and Restated Schedules A and B to the Index Sub-License Agreement. 7/

	(39)	Amendment and Restated Schedules A and B to the Index Sub-License Agreement. 8/

	(40)	Expense Limitation Agreement. 14/

(i)	(1)	Opinion and Consent of Fund Counsel. *

(j)	(1)	Consent of Ernst & Young, LLP. *

	(2)	Consent of Sanville & Company. 20/

(k)		Not applicable

(l)		Initial Capital Agreement. 3/

(m)	(1)	Form of Distribution and Service Plan. 3/

	(2)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/

	(3)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/

	(4)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/

	(5)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/

	(6)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/

	(7)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/

	(8)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/

	(9)	Amended and Restated Schedule A to the Distribution and Service Plan. 14/

	(10)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/

	(11)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/

	(12)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/

(n)		Not applicable

(o)		Not applicable

(p)	(1)	Code of Ethics of Global X Funds and Global X Management Company LLC. 4/

	(2)	Code of Ethics of Distributor. 4/

*/ Included herein.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.

2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.

3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.

4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.

5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.

6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.

7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010

8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010

9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010

10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011

11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011

12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011

13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011

14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.

15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed Feburary 3, 2012.

16/ Incorporated by reference from the Registrant’s Post-effective Amendment #62, SEC File No. 333-151713, filed Feburary 23, 2012.

17/ Incorporated by reference from the Registrant’s Post-effective Amendment #66, SEC File No. 333-151713, filed April 17, 2012.

18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.

19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.

20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 6, 2012.

Item 24.	Persons Controlled by or Under Common Control with the Fund

None.

Item 25.	Indemnification

Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 26.	Business and Other Connections of the Investment Adviser

Global X Management Company LLC serves as investment adviser to the Funds and provides investment supervisory services. Information as to the officers and directors of Global X Management Company LLC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-69093) and is incorporated herein by reference.

Set forth below is a list of officers and directors of Global X Management Company LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Bruno del Ama, Chief Executive Officer	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008)
Jose C. Gonzalez, Principal	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006)

Item 27.	Principal Underwriters

(a) Registrant's distributor, SEI Investments Distribution Co. serves as underwriter for the following registered investment companies.

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchanged Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 30, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The following officers of SEI Investments Distribution Co. hold the following positions with the Registrant. Unless otherwise noted, the business address of each officer is One Freedom Valley Drive, Oaks, PA 19456.

Position with
Name	Position with Underwriter	Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President & Assistant Secretary	None
John J. Cronin	Vice President	None
Robert M. Silvestri	Vice President	None

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Administrator/Transfer Agent and (e) Custodian. The address of each is as follows:

(a)	Registrant Global X Funds 623 Fifth Avenue, 15th Floor New York, NY 10022

(b)	Investment Adviser Global X Management Company LLC 623 Fifth Avenue, 15th Floor New York, NY 10022

(c)	Principal Underwriter SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456.

(d)	Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456.

(e)	Custodian and Transfer Agent Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 84 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 26th day of October, 2012.

Global X Funds

By:	/s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	October 26, 2012
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	October 26, 2012
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	October 26, 2012

*
Scott R. Chichester	Trustee	October 26, 2012

*
Kartik Kiran Shah	Trustee	October 26, 2012

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney